                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621

Dear Shareholder:

     Your Fund will hold a special meeting on December 27, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next few pages, followed by the combined Prospectus/Proxy Statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

     Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

     Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

     Please take a few moments to review the details of each proposal. If you have any questions regarding the combined Prospectus/Proxy Statement, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement.

     We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson, President

November 17, 2000
G-60/601D-1000

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                          TO BE HELD DECEMBER 27, 2000

                             LIBERTY FUNDS TRUST V
                        LIBERTY FLORIDA TAX-EXEMPT FUND
                        LIBERTY MICHIGAN TAX-EXEMPT FUND
                       LIBERTY MINNESOTA TAX-EXEMPT FUND
                     LIBERTY NORTH CAROLINA TAX-EXEMPT FUND

                            LIBERTY FUNDS TRUST III
                          LIBERTY OREGON TAX-FREE FUND

     NOTICE IS HEREBY GIVEN that Special Meetings of the shareholders of the above listed Funds (collectively the "Acquired Funds") will be held at 10:00 a.m. Eastern Time on Wednesday, December 27, 2000 at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:

     1. SHAREHOLDERS OF THE LIBERTY FLORIDA TAX-EXEMPT FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Florida Tax-Exempt Fund to, and the assumption of all of the liabilities of the Liberty Florida Tax-Exempt Fund by, the Liberty Tax-Exempt Fund in exchange for shares of the Liberty Tax-Exempt Fund and the distribution of such shares to the shareholders of the Liberty Florida Tax-Exempt Fund in complete liquidation of the Liberty Florida Tax-Exempt Fund.

     2. SHAREHOLDERS OF THE LIBERTY MICHIGAN TAX-EXEMPT FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Michigan Tax-Exempt Fund to, and the assumption of all of the liabilities of the Liberty Michigan Tax-Exempt Fund by, the Liberty Tax-Exempt Fund in exchange for shares of the Liberty Tax-Exempt Fund and the distribution of such shares to the shareholders of the Liberty Michigan Tax-Exempt Fund in complete liquidation of the Liberty Michigan Tax-Exempt Fund.

     3. SHAREHOLDERS OF THE LIBERTY MINNESOTA TAX-EXEMPT FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Minnesota Tax-Exempt Fund to, and the assumption of all of the liabilities of the Liberty Minnesota Tax-Exempt Fund by, the Liberty Tax-Exempt Fund in exchange for shares of the Liberty Tax-Exempt Fund and the distribution of such shares to the shareholders of the Liberty Minnesota Tax-Exempt Fund in complete liquidation of the Liberty Minnesota Tax-Exempt Fund.

     4. SHAREHOLDERS OF THE LIBERTY NORTH CAROLINA TAX-EXEMPT FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty North Carolina Tax-Exempt Fund to, and the assumption of all of the liabilities of the Liberty North Carolina Tax-Exempt Fund by, the Liberty Tax-Exempt Fund in exchange for shares of the Liberty Tax-Exempt Fund and the distribution of such shares to the shareholders of the Liberty North Carolina Tax-Exempt Fund in complete liquidation of the Liberty North Carolina Tax-Exempt Fund.

     5. SHAREHOLDERS OF THE OREGON TAX-FREE FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Oregon Tax-Free Fund to, and the assumption of all of the liabilities of the Oregon Tax-Free Fund the Liberty Tax-Exempt Fund by, the Liberty Tax-Exempt Fund in exchange for shares of the Liberty Tax-Exempt Fund and the distribution of such shares to the shareholders of the Oregon Tax-Free Fund in complete liquidation of the Oregon Tax-Free Fund.

     6.  SHAREHOLDERS OF EACH ACQUIRED FUND VOTE: To elect eleven Trustees.

     7. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on September 29, 2000 are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          William J. Ballou, Secretary

November 17, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU
        CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

                    COMBINED PROSPECTUS AND PROXY STATEMENT
                               NOVEMBER 17, 2000

              ACQUISITION OF THE ASSETS AND LIABILITIES OF EACH OF
                        LIBERTY FLORIDA TAX-EXEMPT FUND
                        LIBERTY MICHIGAN TAX-EXEMPT FUND
                       LIBERTY MINNESOTA TAX-EXEMPT FUND
                     LIBERTY NORTH CAROLINA TAX-EXEMPT FUND
                           c/o Liberty Funds Trust V
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                                      AND

                          LIBERTY OREGON TAX-FREE FUND
                          c/o Liberty Funds Trust III
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                        BY AND IN EXCHANGE FOR SHARES OF
                            LIBERTY TAX-EXEMPT FUND
                           c/o Liberty Funds Trust IV
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS

QUESTIONS AND ANSWERS.....................................................    4
PROPOSAL 1 -- Acquisition of the Liberty Florida Tax-Exempt Fund by the
              Liberty Tax-Exempt Fund.....................................   14
     Principal Investment Risks...........................................   14
     Information about the Acquisition....................................   15
PROPOSAL 2 -- Acquisition of the Liberty Michigan Tax-Exempt Fund by the
              Liberty Tax-Exempt Fund.....................................   20
     Principal Investment Risks...........................................   20
     Information about the Acquisition....................................   21
PROPOSAL 3 -- Acquisition of the Liberty Minnesota Tax-Exempt Fund by the
              Liberty Tax-Exempt Fund.....................................   25
     Principal Investment Risks...........................................   26
     Information about the Acquisition....................................   26
PROPOSAL 4 -- Acquisition of the Liberty North Carolina Tax-Exempt Fund by
              the Liberty Tax- Exempt Fund................................   31
     Principal Investment Risks...........................................   31
     Information about the Acquisition....................................   32
PROPOSAL 5 -- Acquisition of the Liberty Oregon Tax-Free Fund by the
              Liberty Tax-Exempt Fund.....................................   37
     Principal Investment Risks...........................................   37
     Information about the Acquisition....................................   38
INFORMATION APPLICABLE TO PROPOSALS 1 THROUGH 5...........................   43
PROPOSAL 6 -- Election of Trustees........................................   44
GENERAL...................................................................   48
Voting Information........................................................   48
Appendix A -- Form of Agreement and Plan of Reorganization................  A-1
Appendix B -- Fund Information............................................  B-1
Appendix C -- Capitalization..............................................  C-1
Appendix D -- Management's Discussion of Fund Performance for the Liberty
  Tax-Exempt Fund.........................................................  D-1

     This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Liberty Florida Tax-Exempt Fund (the "Florida Fund"), the Liberty Michigan Tax-Exempt Fund (the "Michigan Fund"), the Liberty Minnesota Tax-Exempt Fund (the "Minnesota Fund"), the Liberty North Carolina Tax-Exempt Fund (the "North Carolina Fund") and the Liberty Oregon Tax-Free Fund (the "Oregon Fund") (each, an "Acquired Fund," and together, the "Acquired Funds") by the Liberty Tax-Exempt Fund (the "National Fund") (each, an "Acquisition," and together, the "Acquisitions") or voting on the other proposals to be considered at a Special Meeting of Shareholders of each Acquired Fund (the "Meetings"), which will be held at 10:00 a.m. Eastern Time on December 27, 2000 at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston, Massachusetts 02111-2621. Please read this Prospectus/Proxy Statement and keep it for future reference.

     Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Florida Fund by the National Fund. Proposal 2 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Michigan Fund by the National Fund. Proposal 3 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Minnesota Fund by the National Fund. Proposal 4 in this Prospectus/Proxy Statement relates to the proposed acquisition of the North Carolina Fund by the National Fund. Proposal 5 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Oregon Fund by the National Fund. If the Acquisition of your Fund occurs, you will become a shareholder of the National Fund. The National Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation. If the Agreement and Plan of Reorganization is approved by the shareholders of your Fund and the Acquisitions occur, your Fund will transfer all of the assets and liabilities attributable to each class of its shares to the National Fund in exchange for shares of the same class of the National Fund with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by each Acquired Fund will be distributed pro rata to its shareholders of the same class.

     Proposal 6 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust V ("Trust V"), of which the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund are series. Proposal 6 also relates to the election of Trustees of Liberty Funds Trust III ("Trust III") (together with Trust V, the "Liberty Trusts"), of which the Oregon Fund is a series.

     If you are a shareholder of the Florida Fund, you are being asked to vote on Proposals 1 and 6 in this Prospectus/Proxy Statement. If you are a shareholder of the Michigan Fund, you are being asked to vote on Proposals 2 and 6 in this Prospectus/Proxy Statement. If you are a shareholder of the Minnesota Fund, you are being asked to vote on Proposals 3 and 6 in this Prospectus/Proxy Statement. If you are a shareholder of the North Carolina Fund, you are being asked to vote on Proposals 4 and 6 in this Prospectus/Proxy Statement. If you are a shareholder of the Oregon Fund, you are being asked to vote on Proposals 5 and 6 in this Prospectus/Proxy Statement. All shareholders should review these Proposals carefully, as well as the section "Information Applicable to Proposals 1 through 5."

     Please review the enclosed Prospectus of the National Fund. This document is incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

     - The Prospectus of each of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund dated June 1, 2000, as supplemented on June 23, 2000, September 12, 2000, October 23, 2000 and October 26, 2000.

     - The Prospectus of the Oregon Fund dated March 1, 2000, as supplemented on June 23, 2000, August 1, 2000, October 23, 2000 and October 26, 2000.

     - The Statement of Additional Information of each of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund dated June 1, 2000, as supplemented on June 23, 2000, August 21, 2000 and October 23, 2000.

     - The Statement of Additional Information of the Oregon Fund dated March 1, 2000, as supplemented on June 23, 2000, August 21, 2000 and October 23, 2000.

     - The Statement of Additional Information of the National Fund dated April 1, 2000, as supplemented on June 23, 2000, August 18, 2000 and October 23, 2000.

     - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of each of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund dated January 31, 2000.

     - The financial statements included in the Florida, Michigan, Minnesota and North Carolina Funds' Semi-Annual Report to Shareholders dated July 31, 2000.

     - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Oregon Fund dated October 31, 1999.

     - The financial statements included in the Oregon Fund's Semi-Annual Report to Shareholders dated April 30, 2000.

     - The Statement of Additional Information of the National Fund dated November 17, 2000 relating to the Acquisitions.

     Each Acquired Fund has previously sent its Annual and Semi-Annual Reports to its shareholders. For a free copy of these Reports or any of the documents listed above, please call 1-800-426-3750 or write to your Fund at One Financial Center, Boston, Massachusetts 02111-2621. You may also obtain many of these documents by accessing our web site at www.libertyfunds.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc., the Funds' transfer agent, at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Acquired Fund and National Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITIONS AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETINGS AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/ PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE.

1.  WHAT IS BEING PROPOSED?

First, the Trustees of the Liberty Trusts are recommending in Proposal 1 that the National Fund acquire the Florida Fund, in Proposal 2 that the National Fund acquire the Michigan Fund, in Proposal 3 that the National Fund acquire the Minnesota Fund, in Proposal 4 that the National Fund acquire the North Carolina Fund, and in Proposal 5 that the National Fund acquire the Oregon Fund. This means that the National Fund would acquire all of the assets and liabilities of each of the Acquired Funds in exchange for shares of the National Fund representing the aggregate net asset value of each Acquired Fund's assets and liabilities. If the Proposal for the Acquisition of your Acquired Fund is approved, you will receive shares of the National Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of the Acquisitions. The Acquisitions are currently scheduled to take place on or around January 22, 2001. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisitions proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approves their Fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described in this Prospectus/Proxy Statement, even if the shareholders of another Acquired Fund have not approved their Fund's Acquisition.

In addition, the Trustees of the Liberty Trusts are recommending in Proposal 6 that you vote in favor of eleven nominees for Trustees.

2.  WHY ARE THE ACQUISITIONS BEING PROPOSED?

The Trustees of the Liberty Trusts recommend approval of the Acquisitions. In reviewing the Acquisitions, the Trustees considered:

     - that absent the Acquisitions, Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of the investment advisors to each Acquired Fund, has indicated to the Trustees that it will recommend that each Acquired Fund for which the Acquisition is not consummated be liquidated;

     - the expected reduction in the fees and expenses payable by the Michigan Fund, the Minnesota Fund and the North Carolina Fund as a result of the Acquisitions;

     - the expected reduction in the fees and expenses payable by the Florida Fund and the Oregon Fund as a result of the Acquisitions, assuming each such Fund's investment advisor declined to continue the voluntary fee waiver or expense reimbursement in effect with respect to such Fund;

     - that the Acquisitions offer shareholders of each Acquired Fund an investment in a larger, more diversified fund which earns and distributes income exempt from federal income tax;

     - that the Acquired Funds have not achieved sufficient sales growth and are not likely to do so in the near future and recently each such Fund has been experiencing net shareholder redemptions; and

     - the expected tax-free nature of the Acquisitions as opposed to other alternatives for the Funds and for shareholders.

The Trustees also considered the Acquired Fund shareholders' loss of all or a portion of the exemption from state tax on personal income (or in the case of the Florida Fund, the state intangibles tax) earned from the Fund. Please review "Reasons for the Acquisition" in Proposals 1 through 5 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITIONS?

The following tables allow you to compare the sales charges and management fees and expenses of each Acquired Fund and the National Fund and to analyze the estimated expenses that Liberty Financial, the indirect parent of each Fund's investment advisor, expects the combined fund to bear in the first year following the Acquisitions. The shareholder fees presented below for the National Fund apply both before and after giving effect to the Acquisition. Sales charges are paid directly by shareholders to Liberty Funds Distributor, Inc., each Fund's distributor. Annual Fund Operating Expenses are deducted from the Fund's assets. They include management fees, 12b-1 fees and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by the Oregon Fund for its fiscal year ended October 31, 1999; by the Florida, Michigan, Minnesota and North Carolina Funds for their last fiscal years ended January 31, 2000; and by the National Fund for its last fiscal year ended November 30, 1999.

Detailed pro forma combined expense information presented in the Annual Fund Operating Expenses table below for the combined fund is provided based on the assumption that the National Fund acquires all the Acquired Funds. In addition, following the presentation of that detailed information, the total Annual Fund Operating Expenses are presented on a pro forma combined basis for each possible scenario in which the National Fund acquires one or more, but not all, of the Acquired Funds.

SHAREHOLDER FEES(1)
(paid directly from your investment)

                                               FLORIDA FUND                     MICHIGAN FUND
                                               ------------                     -------------
                                       CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
Maximum sales charge (load) on
purchases (%) (as a percentage of the
offering price)                         4.75       0.00       0.00       4.75       0.00       0.00
-----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
on redemptions (%) (as a percentage
of the lesser of purchase price or
redemption price)                       1.00(2)    5.00       1.00       1.00(2)    5.00       1.00
-----------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage
of amount redeemed, if applicable)       (3)        (3)        (3)        (3)        (3)        (3)

                                              MINNESOTA FUND                 NORTH CAROLINA FUND
                                              --------------                 -------------------
                                       CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
Maximum sales charge (load) on
purchases (%) (as a percentage of the
offering price)                         4.75       0.00       0.00       4.75       0.00       0.00
-----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
on redemptions (%) (as a percentage
of the lesser of purchase price or
redemption price)                      1.00(2)     5.00       1.00      1.00(2)     5.00       1.00
-----------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage
of amount redeemed, if applicable)       (3)        (3)        (3)        (3)        (3)        (3)

                                          OREGON FUND                           NATIONAL FUND
                                          -----------                           -------------
                                       CLASS A    CLASS B               CLASS A    CLASS B    CLASS C
Maximum sales charge (load) on
purchases (%) (as a percentage of the
offering price)                         4.75       0.00                  4.75       0.00       0.00
-----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
on redemptions (%) (as a percentage
of the lesser of purchase price or
redemption price)                      1.00(2)     5.00                 1.00(2)     5.00       1.00
-----------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage
of amount redeemed, if applicable)       (3)        (3)                   (3)        (3)        (3)

---------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                               FLORIDA FUND                     MICHIGAN FUND
                                               ------------                     -------------
                                       CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
Management fee(4)(%)                    0.50       0.50       0.50       0.50       0.50       0.50
-----------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fees(5)(6)(%)                           0.19       0.94       0.94       0.18       0.93       0.93
-----------------------------------------------------------------------------------------------------
Other expenses(4)(%)                    0.34       0.34       0.34       0.36       0.36       0.36
-----------------------------------------------------------------------------------------------------
Total annual fund operating
expenses(4)(6)(%)                       1.03       1.78       1.78       1.04       1.79       1.79

                                              MINNESOTA FUND                 NORTH CAROLINA FUND
                                              --------------                 -------------------
                                       CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
Management fee(%)                       0.50       0.50       0.50       0.50       0.50       0.50
-----------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fees(5)(6)(%)                           0.19       0.94       0.94       0.19       0.94       0.94
-----------------------------------------------------------------------------------------------------
Other expenses(%)                       0.37       0.37       0.37       0.43       0.43       0.43
-----------------------------------------------------------------------------------------------------
Total annual fund operating
expenses(6)(%)                          1.06       1.81       1.81       1.12       1.87       1.87

                                          OREGON FUND                           NATIONAL FUND
                                          -----------                           -------------
                                       CLASS A    CLASS B               CLASS A    CLASS B    CLASS C
Management fee(7)(%)                    0.55       0.55                  0.52       0.52       0.52
-----------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fees(6)(%)                              0.25       1.00                  0.25       1.00       1.00
-----------------------------------------------------------------------------------------------------
Other expenses(7)(%)                    0.50       0.50                  0.23       0.23       0.23
-----------------------------------------------------------------------------------------------------
Total annual fund operating
expenses(6)(7)(%)                       1.30       2.05                  1.00       1.75       1.75

                                                                        NATIONAL FUND* (PRO FORMA COMBINED)
                                                                        -----------------------------------
                                                                         CLASS A      CLASS B      CLASS C
Management fee(%)                                                          0.52         0.52         0.52
-----------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fees(8)(9)(%)                                                              0.25         1.00         1.00
-----------------------------------------------------------------------------------------------------------
Other expenses(%)                                                          0.23         0.23         0.23
-----------------------------------------------------------------------------------------------------------
Total annual fund operating
expenses(8)(%)                                                             1.00         1.75         1.75

---------------
(4) The Florida Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. As a result, the actual management fee for each share class would be 0.41% and total annual fund operating expenses for Class A, B and C shares would be 0.94%, 1.69% and 1.69%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(5) With respect to the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund, the annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(6) The distributor of the National Fund, the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee would be 0.85% for National Fund Class C shares, 0.64% for Florida Fund, Minnesota Fund and North Carolina Fund Class C shares, and 0.63% for Michigan Fund Class C shares; and the total annual fund operating expenses would be 1.60% for National Fund Class C shares, 1.39% for Florida Fund Class C shares, 1.49% for Michigan Fund Class C shares, 1.51% for Minnesota Fund Class C shares, and 1.57% for North Carolina Fund Class C shares. This arrangement may be modified or terminated by the distributor at any time.

(7) The Oregon Fund's management fee includes both the management fee and administration fee. The Oregon Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.73%. As a result, the actual management and administration fees for each share class would be 0.23%, other expenses for each share class would be 0.50%, and total annual fund operating expenses for Class A and Class B shares would be 0.98% and 1.73%, respectively. This arrangement may be modified or terminated by the advisor or administrator at any time.

(8) The distributor of the National Fund has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee would be 0.85% and the total annual fund operating expenses would be 1.60% for Class C shares. This arrangement may be modified or terminated by the distributor at any time.

(9) With respect to the National Fund, the annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares of the National Fund issued in exchange for shares of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund issued prior to December 1, 1994 and 0.25% on net assets attributable to shares of the National Fund issued in exchange for shares of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund issued thereafter as well as on net assets attributable to shares issued in exchange for shares of the Oregon Fund and shares of the National Fund issued prior to the merger date and subsequent to completion of the Acquisitions. This arrangement results in a service fee rate that is a blend between the 0.10% and 0.25% rates.

 * The pro forma combined total Annual Fund Operating Expenses detailed above and the Example Expenses detailed below assume that each Acquired Fund approves the Acquisition. Which Acquired Fund or Funds approve the Acquisitions will affect the total annual fund operating expenses of the National Fund on a pro forma combined basis after the Acquisitions. The tables below present the pro forma combined total Annual Operating Expenses and Example Expenses assuming in each case only one of the five Acquired Funds approves the Acquisition. If more than one, but less than all, of the Acquired Funds were to approve the Acquisitions, the pro forma combined total Annual Fund Operating Expenses and Example Expenses after the Acquisitions would be between the percentages or amounts presented in this footnote and those presented in the respective Operating Expenses and Example Expenses tables.

    If only the Florida Fund were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    NATIONAL FUND
    (pro forma combined)

                                                                  CLASS A    CLASS B    CLASS C
    Management fee(%)                                              0.53       0.53       0.53
    -------------------------------------------------------------------------------------------
    Distribution and service (12b-1) fees(8)(9)(%)                 0.25       1.00       1.00
    -------------------------------------------------------------------------------------------
    Other expenses(%)                                              0.23       0.23       0.23
    -------------------------------------------------------------------------------------------
    Total annual fund operating expenses(8)(%)                     1.01       1.76       1.76

    EXAMPLE EXPENSES
    NATIONAL FUND
    (pro forma combined)

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                        $573      $781      $1,006      $1,653
    ------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                              $179      $554      $  954      $1,875
           sold all your shares at end of period                   $679      $854      $1,154      $1,875
    ------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                              $179      $554      $  954      $2,073
           sold all your shares at end of period                   $279      $554      $  954      $2,073

    If only the Michigan Fund were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    NATIONAL FUND
    (pro forma combined)

                                                                  CLASS A    CLASS B    CLASS C
    Management fee (%)                                             0.53       0.53       0.53
    -------------------------------------------------------------------------------------------
    Distribution and service (12b-1) fees(8)(9)(%)                 0.25       1.00       1.00
    -------------------------------------------------------------------------------------------
    Other expenses(%)                                              0.23       0.23       0.23
    -------------------------------------------------------------------------------------------
    Total annual fund operating expenses(8)(%)                     1.01       1.76       1.76

    EXAMPLE EXPENSES
    NATIONAL FUND
    (pro forma combined)

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                        $573      $781      $1,006      $1,653
    ------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                              $179      $554      $  954      $1,875
           sold all your shares at end of period                   $679      $854      $1,154      $1,875
    ------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                              $179      $554      $  954      $2,073
           sold all your shares at end of period                   $279      $554      $  954      $2,073

    If only the Minnesota Fund were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    NATIONAL FUND
    (pro forma combined)

                                                                  CLASS A    CLASS B    CLASS C
    Management fee (%)                                             0.53       0.53       0.53
    -------------------------------------------------------------------------------------------
    Distribution and service (12b-1) fees(8)(9)(%)                 0.25       1.00       1.00
    -------------------------------------------------------------------------------------------
    Other expenses %)                                              0.23       0.23       0.23
    -------------------------------------------------------------------------------------------
    Total annual fund operating expenses(8)(%)                     1.01       1.76       1.76

    EXAMPLE EXPENSES
    NATIONAL FUND
    (pro forma combined)

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                        $573      $781      $1,006      $1,653
    ------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                              $179      $554      $  954      $1,875
           sold all your shares at end of period                   $679      $854      $1,154      $1,875
    ------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                              $179      $554      $  954      $2,073
            sold all your shares at end of period                  $279      $554      $  954      $2,073

    If only the North Carolina Fund were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    NATIONAL FUND
    (pro forma combined)

                                                                  CLASS A    CLASS B    CLASS C
    Management fee (%)                                             0.53       0.53       0.53
    -------------------------------------------------------------------------------------------
    Distribution and service (12b-1) fees(8)(9)(%)                 0.25       1.00       1.00
    -------------------------------------------------------------------------------------------
    Other expenses(%)                                              0.23       0.23       0.23
    -------------------------------------------------------------------------------------------
    Total annual fund operating expenses(8)(%)                     1.01       1.76       1.76

    EXAMPLE EXPENSES
    NATIONAL FUND
    (pro forma combined)

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                        $573      $781      $1,006      $1,653
    ------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                              $179      $554      $  954      $1,875
           sold all your shares at end of period                   $679      $854      $1,154      $1,875
    ------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                              $179      $554      $  954      $2,073
           sold all your shares at end of period                   $279      $554      $  954      $2,073

    If only the Oregon Fund were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    NATIONAL FUND
    (pro forma combined)

                                                                  CLASS A    CLASS B    CLASS C
    Management fee (%)                                             0.53       0.53       0.53
    -------------------------------------------------------------------------------------------
    Distribution and service (12b-1) fees(8)(9)(%)                 0.25       1.00       1.00
    -------------------------------------------------------------------------------------------
    Other expenses(%)                                              0.23       0.23       0.23
    -------------------------------------------------------------------------------------------
    Total annual fund operating expenses(8)(%)                     1.01       1.76       1.76

    EXAMPLE EXPENSES
    NATIONAL FUND
    (pro forma combined)

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                        $573      $781      $1,006      $1,653
    ------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                              $179      $554      $  954      $1,875
           sold all your shares at end of period                   $679      $854      $1,154      $1,875
    ------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                              $179      $554      $  954      $2,073
            sold all your shares at end of period                  $279      $554      $  954      $2,073

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in your Acquired Fund and the National Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Assumes reinvestment of all dividends and distributions

     - Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
FLORIDA FUND
Class A                                                    $575      $787      $1,017      $1,675
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $181      $560      $  964      $1,897
         sold all your shares at end of period             $681      $860      $1,164      $1,897
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $181      $560      $  964      $2,095
         sold all your shares at end of period             $281      $560      $  964      $2,095
MICHIGAN FUND
Class A                                                    $576      $790      $1,022      $1,686
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $182      $563      $  970      $1,908
         sold all your shares at end of period             $682      $863      $1,170      $1,908
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $182      $563      $  970      $2,105
         sold all your shares at end of period             $282      $563      $  970      $2,105
MINNESOTA FUND
Class A                                                    $578      $796      $1,032      $1,708
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $184      $569      $  980      $1,930
         sold all your shares at end of period             $684      $869      $1,180      $1,930
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $184      $569      $  980      $2,127
         sold all your shares at end of period             $284      $569      $  980      $2,127
NORTH CAROLINA FUND
Class A                                                    $584      $814      $1,063      $1,773
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $190      $588      $1,011      $1,995
         sold all your shares at end of period             $690      $888      $1,211      $1,995
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $190      $588      $1,011      $2,190
         sold all your shares at end of period             $290      $588      $1,011      $2,190

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
OREGON FUND
Class A                                                    $601      $868      $1,154      $1,968
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $208      $643      $1,103      $2,187
         sold all your shares at end of period             $708      $943      $1,303      $2,187

NATIONAL FUND
Class A                                                    $572      $778      $1,001      $1,641
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $178      $551      $  949      $1,864
         sold all your shares at end of period             $678      $851      $1,149      $1,864
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $178      $551      $  949      $2,062
         sold all your shares at end of period             $278      $551      $  949      $2,062

NATIONAL FUND (pro forma combined)
Class A                                                    $572      $778      $1,001      $1,641
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $178      $551      $  949      $1,864
         sold all your shares at end of period             $678      $851      $1,149      $1,864
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $178      $551      $  949      $2,062
         sold all your shares at end of period             $278      $551      $  949      $2,062

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Acquired Funds are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the twelve months ended July 31, 2000.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF EACH ACQUIRED FUND AND THE NATIONAL FUND COMPARE?

     This table shows the investment goals and primary investment strategies of each Fund:

-------------------------------------------------------------------------------
                FLORIDA FUND                           MICHIGAN FUND
-------------------------------------------------------------------------------
     INVESTMENT GOAL: The Florida Fund      INVESTMENT GOAL: The Michigan Fund
     seeks as high a level of after-tax     seeks as high a level of after-tax
     total return as is consistent with     total return as is consistent with
     prudent risk.                          prudent risk.
-------------------------------------------------------------------------------
     PRIMARY INVESTMENT STRATEGIES:         PRIMARY INVESTMENT STRATEGIES:
     The Florida Fund seeks to achieve      The Michigan Fund seeks to achieve
     its goal as follows:                   its goal as follows:
     - The Fund invests primarily in        - The Fund invests primarily in
       investment grade municipal bonds,      investment grade municipal bonds,
       the interest on which is exempt        the interest on which is exempt
       from federal income tax and            from federal income tax and
       Florida's intangibles tax.             Michigan personal income tax.
     - The Fund invests at least 80% of     - The Fund invests at least 80% of
     its total assets in tax-exempt         its total assets in tax-exempt
       securities.                            securities.
     - The Fund may invest in municipal     - The Fund may invest up to 25% of
       bonds not issued by the State of       total assets in lower-rated debt
       Florida as long as they are            securities.
       exempt from Florida's intangibles
       tax.
     - The Fund may invest up to 25% of
       total assets in lower-rated debt
       securities.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
               MINNESOTA FUND                         NORTH CAROLINA
-------------------------------------------------------------------------------
     INVESTMENT GOAL: The Minnesota Fund    INVESTMENT GOAL: The North Carolina
     seeks as high a level of after-tax     Fund seeks as high a level of
     total return as is consistent with     after-tax total return as is
     prudent risk.                          consistent with prudent risk.
-------------------------------------------------------------------------------
     PRIMARY INVESTMENT STRATEGIES:         PRIMARY INVESTMENT STRATEGIES:
     The Minnesota Fund seeks to achieve    The North Carolina Fund seeks to
     its goal as follows:                   achieve its goal as follows:
     - The Fund invests primarily in        - The Fund invests primarily in
       investment grade municipal bonds,      investment grade municipal bonds,
       the interest on which is exempt        the interest on which is exempt
       from federal income tax and            from federal income tax and North
       Minnesota personal income tax.         Carolina personal income tax.
     - The Fund invests at least 80% of     - The Fund invests at least 80% of
     its total assets in tax-exempt         its total assets in tax-exempt
       securities.                            securities.
     - The Fund invests so that at least    - The Fund may invest up to 25% of
       95% of its exempt-interest             its total assets in lower-rated
       dividends are derived from             debt securities.
       Minnesota sources.
     - The Fund may invest up to 25% of
       its total assets in lower-rated
       debt securities.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                 OREGON FUND                           NATIONAL FUND
-------------------------------------------------------------------------------
     INVESTMENT GOAL: The Oregon Fund       INVESTMENT GOAL: The National Fund
     seeks to provide as high a level of    seeks as high a level of after-tax
     income exempt from federal and         total return as is consistent with
     Oregon income taxes as is              prudent risk, by pursuing current
     consistent with prudent investment     income exempt from federal income
     management and the preservation of     tax and opportunities for long-term
     capital.                               appreciation.
-------------------------------------------------------------------------------
     PRIMARY INVESTMENT STRATEGIES:         PRIMARY INVESTMENT STRATEGIES:
     The Oregon Fund seeks to achieve       The National Fund seeks to achieve
     its goal as follows:                   its goal as follows:
     - At least 80% of the Fund's total     - The Fund invests at least 80% of
       assets will be invested in           its total assets in investment
       municipal bonds, the interest on       grade bonds exempt from federal
       which is exempt from federal           income tax.
       income tax and Oregon personal       - The Fund may purchase bonds of
       income tax.                            any maturity.
     - At least 65% of the Fund's total     - The Fund may invest up to 35% of
       assets will be invested in             its total assets in any
       municipal bonds issued by the          combination of the following (not
       State of Oregon.                       including pre- refunded bonds):
     - The Fund invests primarily in          (i) bonds rated below investment
       investment grade securities.           grade and (ii) bonds that are not
                                              rated, provided that total
                                              investment in unrated bonds does
                                              not exceed 25%.
-------------------------------------------------------------------------------

The Acquired Funds and the National Fund have similar investment goals except that the Acquired Funds seek income exempt from federal income tax and from state personal income tax (or, in the case of the Florida Fund, the Florida intangibles tax), while the National Fund seeks income exempt from only federal income tax. Therefore, by becoming a shareholder of the National Fund, the interest income that you receive as distributions generally will be exempt from only federal income tax and not from both federal income tax and state personal income tax (or the Florida intangibles tax, as applicable), as was generally the case with distributions of income by the Acquired Funds. Unlike the Acquired Funds, the National Fund seeks opportunities for long-term appreciation in addition to pursuing tax-exempt income.

The following compares the primary investment strategies that each Fund uses to achieve its investment goal:

     - Each of the Florida, Michigan, Minnesota and North Carolina Funds may invest up to 25% of total Fund assets in lower-rated debt securities or comparable unrated securities, and the National Fund may invest up to 35% of its total assets in (i) bonds rated below investment grade and (ii) unrated bonds, provided that the Fund's total investment in unrated bonds may not exceed 25%.

     - The Minnesota Fund must invest so that at least 95% of its exempt-interest dividends are derived from Minnesota sources, while the Florida Fund may invest in municipal bonds not issued by the State of Florida as long as they are exempt from Florida's intangibles tax. The Oregon Fund must invest at least 65% of its total assets in municipal bonds issued by the State of Oregon (including its subdivisions, agencies, authorities and instrumentalities).

The fundamental and non-fundamental investment policies of each of the Acquired Funds, on the one hand, and the National Fund, on the other hand, are similar, except:

     - the National Fund is a diversified fund, while the Acquired Funds are non-diversified funds; and

     - the Oregon Fund, unlike each of the other Acquired Funds and the National Fund, is not subject to the restriction that each Fund may not invest more than 20% of its assets in bonds subject to the federal alternative minimum tax ("AMT").

     There are also certain other differences among the non-fundamental policies of the Funds. In addition, each of the Acquired Funds utilizes investment strategies designed to result in federal and state tax exemptions for some or all of the interest income earned by the Fund and distributed to shareholders, while the National Fund utilizes investment strategies designed to result in federal tax exemptions for some or all of the interest income earned by the Fund and distributed to shareholders. Therefore, unlike the Acquired Funds, the National Fund is not required to, and does not, seek specific state tax exemptions for the interest income received by the Fund and distributed to shareholders.

5. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE NATIONAL FUND IF THE ACQUISITIONS OCCUR?

You will receive the same class of shares that you currently own in your Acquired Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares. The shares will also have the same distribution, purchase and redemption procedures as your current shares.

6.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITIONS?

Each Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by any Acquired Fund or any such Fund's shareholders as a result of the Acquisitions.

The cost basis and holding period of your Acquired Fund shares are expected to carry over to your new shares in the National Fund.

        PROPOSAL 1 -- ACQUISITION OF THE LIBERTY FLORIDA TAX-EXEMPT FUND
                         BY THE LIBERTY TAX-EXEMPT FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Florida Fund by the National Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

 What are the principal investment risks of the National Fund, and how do they compare with the Florida Fund?

     Because the Funds have somewhat similar goals and strategies, the principal risks associated with each Fund are similar. Investing in each of the Funds involves market risk, interest rate risk, issuer risk and the risks associated with tax-exempt bonds. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline, and issuer risk is the possibility that changes in the financial condition of this issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal, which could result in a decrease in the price of a security. Tax-exempt bonds are subject to special risks, including changes in tax laws or adverse determinations by the Internal Revenue Service that may make the income from some of these bonds taxable. In addition, bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

     Both the Florida Fund and the National Fund are subject to risks associated with lower-rated debt securities. Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

     The National Fund is a diversified fund, while the Florida Fund is a non-diversified fund. As a non-diversified mutual fund, the Florida Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate risk and, therefore, the Florida Fund has an increased risk of loss compared to a similar diversified mutual fund. In addition, because the Florida Fund concentrates its investments in the State of Florida, it is subject to the risks associated with such concentration and state municipal market volatility.

     While the Florida Fund pursues income exempt from federal income tax and the Florida intangibles tax, the National Fund seeks income exempt from federal income tax only. Although the State of Florida does not impose a personal income tax on its residents, it does impose a tax on intangible personal property. Shareholders of the National Fund receive income that is generally free from federal tax, but may be subject to any applicable state tax. The interest income distributed by the Funds from certain tax-exempt bonds may be subject to the federal AMT for individuals and corporations.

     For more information about the principal investment risks of the National Fund, please see the enclosed Prospectus of the National Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

     Please see the section "Information Applicable to Proposals 1 through 5" of this combined Prospectus/ Proxy Statement.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the National Fund of the same class as the shares that you currently own in the Florida Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

     - If applicable, your National Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Florida Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the National Fund and Liberty Funds Trust IV ("Trust IV").

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the National Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Florida Fund to enter into the Acquisition:

     - Absent the Acquisition, Liberty Financial indicated to the Trustees that it will discontinue subsidizing the Florida Fund's operations (through fee waivers or expense reductions) and that it will recommend to the Trustees that the Florida Fund be liquidated. Liberty Financial informed the Trustees that the Florida Fund has not achieved sufficient sales growth and is not likely to do so in the near future (and has recently been experiencing net shareholder redemptions), and, therefore, the Fund may not be able to provide a competitive investment return in the absence of a subsidy.

     - The Acquisition is intended to permit the Florida Fund's shareholders to exchange their investment, without recognizing gain or loss for federal income tax purposes, for an investment in a larger, more diversified fund which earns and distributes income exempt from federal income tax (although not the Florida intangibles tax). By contrast, if a Florida Fund shareholder redeemed his or her shares to invest in another fund, like the National Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Florida Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their National Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     - As a result of Liberty Financial's decision to discontinue its expense subsidy of the Florida Fund, the expense ratio of the Florida Fund will increase if the Acquisition does not occur. If the Acquisition does occur, then the expense ratio of the combined National Fund is expected to be lower than the Florida Fund's expense ratio after Liberty Financial discontinues its subsidy. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Florida and National Funds on July 31, 2000 and the Funds' current expense structures (assuming the voluntary expense limitation is discontinued), the National Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be approximately 0.15% lower than the Florida Fund's current expense ratio (for example, for Class A shares after the Acquisition, a 0.75% expense ratio for the National Fund, as compared to 0.90% for the Florida Fund if the limitation were discontinued and 0.75% if it continued). The service fee portion of the 12b-1 fee of the Florida Fund may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement (the "grandfather arrangement") results in a service fee rate that is a blend between the 0.10% and 0.25% rates which is currently 0.19%. Therefore the 12b-1 fees for Class A, B and C shares of the Florida Fund are 0.19%, 0.94% and 0.94%, respectively. The 12b-1 fees for Class A, B and C shares of the National Fund are 0.25%, 1.00% and 1.00%, respectively. On a pro forma basis, the 12b-1 fees on Class A, B and C shares of the National Fund (while giving effect to the grandfather arrangement) are 0.25%, 1.00% and 1.00%, respectively.

     In reviewing the Acquisition, the Trustees also considered a Florida Fund shareholder's loss of all or a portion of the exemption from the Florida intangibles tax. The Trustees determined, despite this consideration, that on balance the Acquisition is in the best interests of the Florida Fund shareholders.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the National Fund will achieve any particular level of performance after the Acquisition.

     The projected post-Acquisition expense reductions presented above are based on the National Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Florida Fund are eliminated; and (3) the National Fund acquires all of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 3 in the "Questions and Answers" section above for the expenses that would be applicable if one or more of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the National Fund or Liberty Financial.

     Although the Trustees are proposing that the National Fund acquire all of the Acquired Funds, the acquisition of the Florida Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Florida Fund's shareholders approve the acquisition of the Florida Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or more of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 1 will take place as described in this Prospectus/Proxy Statement.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the Florida Fund and the Class A shares of the National Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges. Returns would be lower if applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.

                                  FLORIDA FUND

[BAR CHART]

                                                              Florida Fund
1994                                                                -7.27%
1995                                                                16.59%
1996                                                                 3.62%
1997                                                                 9.11%
1998                                                                 5.93%
1999                                                                -4.39%

The Fund's year-to-date total return through September 30, 2000 was 6.55%.
For period shown in bar chart:
Best quarter: First quarter 1995, +7.66%
Worst quarter: First quarter 1994, -7.65%

                                 NATIONAL FUND

[BAR CHART]

                                                              National Fund
1990                                                                  6.44%
1991                                                                 11.74%
1992                                                                  8.27%
1993                                                                 10.73%
1994                                                                 -6.27%
1995                                                                 17.64%
1996                                                                  2.68%
1997                                                                  9.61%
1998                                                                  6.67%
1999                                                                 -4.91%

The Fund's year-to-date total return through September 30, 2000 was 5.40%.
For period shown in bar chart:
Best quarter: First quarter 1995, +7.75%
Worst quarter: First quarter 1994, -5.38%

     The following tables list each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year (or, if shorter, life of the Fund) periods ending December 31, 1999, including the applicable sales charges. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

FLORIDA FUND*

                                                       INCEPTION
                                                         DATE       1 YEAR    5 YEARS    LIFE OF FUND
Class A (%)                                             2/1/93      (8.93)     4.92          3.92
-----------------------------------------------------------------------------------------------------
Class B (%)                                             2/1/93      (9.68)     4.83          3.88
-----------------------------------------------------------------------------------------------------
Class C (%)                                             8/1/97      (5.74)     5.31(1)       3.98(1)
-----------------------------------------------------------------------------------------------------
Lehman Index (%)                                                    (2.06)     6.91          5.73
-----------------------------------------------------------------------------------------------------
Lipper Florida Average (%)                                          (4.34)     5.90          4.85

NATIONAL FUND+

                                                     INCEPTION
                                                       DATE       1 YEAR    5 YEARS      10 YEARS
Class A (%)                                           10/4/78      (9.43)    5.05          5.51
---------------------------------------------------------------------------------------------------
Class B (%)                                            5/5/92     (10.14)    4.96          5.42(2)
---------------------------------------------------------------------------------------------------
Class C (%)                                            8/1/97      (6.39)    5.77(2)       5.87(2)
---------------------------------------------------------------------------------------------------
Lehman Index (%)                                                   (2.06)    6.91          6.89
---------------------------------------------------------------------------------------------------
Lipper General Average (%)                                         (4.63)    5.76          6.18

---------------
 * The Florida Fund's return is compared to the Lehman Municipal Bond Index ("Lehman Index"), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Florida Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Florida Tax-Exempt Municipal Funds category average ("Lipper Florida Average"). This Lipper Florida Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Florida Fund. Sales charges are not reflected in the Lipper Florida Average.

 + The National Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The National Fund's return is also compared to the average return of the funds included in the Lipper General Municipal Debt Funds category average ("Lipper General Average"). This Lipper General Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the National Fund. Sales charges are not reflected in the Lipper General Average.

(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A and Class C shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A and B shares were initially offered on February 1, 1993, and Class C shares were initially offered on August 1, 1997.

(2) Class B and Class C are newer classes of shares. Their performance information includes returns of the National Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 4, 1978, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.

THE TRUSTEES OF TRUST V UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration of Trust establishing Trust V (the "Trust V Declaration") provides that any series of Trust V (such as the Florida Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Trust V Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Trust V Declaration to provide that the Florida Fund may be terminated by majority vote of the Florida Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Trust V Declaration if a majority of the Florida Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

  Required Vote for Proposal 1

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust V on behalf of the Florida Fund, Trust IV on behalf of the National Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Florida Fund outstanding at the record date for the Meetings.

       PROPOSAL 2 -- ACQUISITION OF THE LIBERTY MICHIGAN TAX-EXEMPT FUND
                         BY THE LIBERTY TAX EXEMPT FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Michigan Fund by the National Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

  What are the principal investment risks of the National Fund, and how do they compare with the Michigan Fund?

     Because the Funds have somewhat similar goals and strategies, the principal risks associated with each Fund are similar. Investing in each of the Funds involves market risk, interest rate risk, issuer risk and the risks associated with tax-exempt bonds. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline, and issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal, which could result in a decrease in the price of a security. Tax-exempt bonds are subject to special risks, including changes in tax laws or adverse determinations by the Internal Revenue Service that may make the income from some of these bonds taxable. In addition, bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

     Both the Michigan Fund and the National Fund are subject to risks associated with lower-rated debt securities. Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

     The National Fund is a diversified fund, while the Michigan Fund is a non-diversified fund. As a non-diversified mutual fund, the Michigan Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate risk and, therefore, the Michigan Fund has an increased risk of loss compared to a similar diversified mutual fund. In addition, because the Michigan Fund concentrates its investments in the State of Michigan, it is subject to the risks associated with such concentration and state municipal market volatility.

     While the Michigan Fund pursues income exempt from federal income tax and Michigan personal income tax, the National Fund seeks income exempt from federal income tax only. Therefore, shareholders of the National Fund receive income that is generally free from federal tax, but may be subject to state tax. The interest income distributed by the Funds from certain tax-exempt bonds may be subject to the federal AMT, and any applicable state AMT, for individuals and corporations.

     For more information about the principal investment risks of the National Fund, please see the enclosed Prospectus of the National Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

     Please see the section "Information Applicable to Proposals 1 through 5" of this combined Prospectus/ Proxy Statement.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the National Fund of the same class as the shares that you currently own in the Michigan Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

     - If applicable, your National Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Michigan Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the National Fund and Liberty Funds Trust IV ("Trust IV").

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the National Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Michigan Fund to enter into the Acquisition:

     - Absent the Acquisition, Liberty Financial indicated to the Trustees that it will discontinue subsidizing the Michigan Fund's operations (through fee waivers or expense reductions) and that it will recommend to the Trustees that the Michigan Fund be liquidated. Liberty Financial informed the Trustees that the Michigan Fund has not achieved sufficient sales growth and is not likely to do so in the near future (and has recently been experiencing net shareholder redemptions).

     - The Acquisition provides shareholders an interest in a larger, more diversified fund which earns and distributes income exempt from federal income tax (although not Michigan personal income tax), with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit Michigan Fund shareholders, since operating expenses are paid by the Fund and reduce the investment return to Fund shareholders. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Michigan and National Funds on July 31, 2000 and the Funds' current expense structures, the National Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.19% lower than the Michigan Fund's current expense ratio (for example, for Class A shares, a 0.75% expense ratio for the National Fund, as compared to 0.94% currently for the Michigan Fund). The service fee portion of the 12b-1 fee of the Michigan Fund may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement (the "grandfather arrangement") results in a service fee rate that is a blend between the 0.10% and 0.25% rates which is currently 0.19%. Therefore the 12b-1 fees for Class A, B and C shares of the Michigan Fund are 0.18%, 0.93% and 0.93%, respectively. The 12b-1 fees for Class A, B and C shares of the National Fund are 0.25%, 1.00% and 1.00%, respectively. On a pro forma basis, the 12b-1 fees on Class A, B and C shares of the National Fund (while giving effect to the grandfather arrangement) are 0.25%, 1.00% and 1.00%, respectively.

     - The Acquisition is intended to permit the Michigan Fund's shareholders to exchange their investment for an investment in the National Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Michigan Fund shareholder redeemed his or her shares to invest in another fund, like the National Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Michigan Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their National Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     In reviewing the Acquisition, the Trustees also considered a Michigan Fund shareholder's loss of all or a portion of the exemption from state tax on personal income earned from the Fund. The Trustees determined, despite this consideration, that on balance the Acquisition is in the best interests of the Michigan Fund shareholders.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the National Fund will achieve any particular level of performance after the Acquisition.

     The projected post-Acquisition expense reductions presented above are based on the National Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Michigan Fund are eliminated; and (3) the National Fund acquires all of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 3 in the "Questions and Answers" section above for the expenses that would be applicable if one or more of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the National Fund or Liberty Financial.

     Although the Trustees are proposing that the National Fund acquire all of the Acquired Funds, the acquisition of the Michigan Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Michigan Fund's shareholders approve the acquisition of the Michigan Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or more of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 2 will take place as described in this Prospectus/Proxy Statement.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the Michigan Fund and the Class A shares of the National Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges. Returns would be lower if applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.

                                 MICHIGAN FUND

[BAR CHART]

1990                                                                  4.75%
1991                                                                 11.83%
1992                                                                  8.82%
1993                                                                 11.07%
1994                                                                 -5.95%
1995                                                                 16.54%
1996                                                                  3.24%
1997                                                                  9.71%
1998                                                                  5.96%
1999                                                                 -3.85%

The Fund's year-to-date total return through September 30, 2000 was 5.82%.
For period shown in bar chart:
Best quarter: First quarter 1995, +7.41%
Worst quarter: First quarter 1994, -5.97%

                                 NATIONAL FUND

[BAR CHART]

                                                              National Fund
1990                                                                  6.44%
1991                                                                 11.74%
1992                                                                  8.27%
1993                                                                 10.73%
1994                                                                 -6.27%
1995                                                                 17.64%
1996                                                                  2.68%
1997                                                                  9.61%
1998                                                                  6.67%
1999                                                                 -4.91%

The Fund's year-to-date total return through September 30, 2000 was 5.40%.
For period shown in bar chart:
Best quarter: First quarter 1995, +7.75%
Worst quarter: First quarter 1994, -5.38%

     The following tables list each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, including the applicable sales charges. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

MICHIGAN FUND*

                                                         INCEPTION
                                                           DATE       1 YEAR    5 YEARS    10 YEARS
Class A (%)                                               9/26/86     (8.42)     5.08        5.48
---------------------------------------------------------------------------------------------------
Class B (%)                                                8/4/92     (9.16)     4.99        5.42(1)
---------------------------------------------------------------------------------------------------
Class C (%)                                                8/1/97     (5.20)     5.87(1)     5.88(1)
---------------------------------------------------------------------------------------------------
Lehman Index (%)                                                      (2.06)     6.91        6.89
---------------------------------------------------------------------------------------------------
Lipper Michigan Average (%)                                           (4.05)     5.74        6.24

NATIONAL FUND+

                                                        INCEPTION
                                                          DATE       1 YEAR    5 YEARS    10 YEARS
Class A (%)                                              10/4/78      (9.43)    5.05        5.51
--------------------------------------------------------------------------------------------------
Class B (%)                                               5/5/92     (10.14)    4.96        5.42(2)
--------------------------------------------------------------------------------------------------
Class C (%)                                               8/1/97      (6.39)    5.77(2)     5.87(2)
--------------------------------------------------------------------------------------------------
Lehman Index (%)                                                      (2.06)    6.91        6.89
--------------------------------------------------------------------------------------------------
Lipper General Average (%)                                            (4.63)    5.76        6.18

---------------
 * The Michigan Fund's return is compared to the Lehman Municipal Bond Index ("Lehman Index"). Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Michigan Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Michigan Tax-Exempt Municipal Funds category average ("Lipper Michigan Average"). This Lipper Michigan Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Michigan Fund. Sales charges are not reflected in the Lipper Michigan Average.

 + The National Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The National Fund's return is also compared to the average return of the funds included in the Lipper General Municipal Debt Funds category average ("Lipper General Average"). This Lipper General Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the National Fund. Sales charges are not reflected in the Lipper General Average.

(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Michigan Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992, and Class C shares were initially offered on August 1, 1997.

(2) Class B and Class C are newer classes of shares. Their performance information includes returns of the National Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 4, 1978, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.

THE TRUSTEES OF TRUST V UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration of Trust establishing Trust V (the "Trust V Declaration") provides that any series of Trust V (such as the Michigan Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Trust V Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Trust V Declaration to provide that the Michigan Fund may be terminated by majority vote of the Michigan Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Trust V Declaration if a majority of the Michigan Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

  Required Vote for Proposal 2

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust V on behalf of the Michigan Fund, Trust IV on behalf of the National Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Michigan Fund outstanding at the record date for the Meetings.

       PROPOSAL 3 -- ACQUISITION OF THE LIBERTY MINNESOTA TAX-EXEMPT FUND
                         BY THE LIBERTY TAX-EXEMPT FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Minnesota Fund by the National Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

  What are the principal investment risks of the National Fund, and how do they compare with the Minnesota Fund?

     Because the Funds have somewhat similar goals and strategies, the principal risks associated with each Fund are similar. Investing in each of the Funds involves market risk, interest rate risk, issuer risk and the risks associated with tax-exempt bonds. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline, and issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal, which could result in a decrease in the price of a security. Tax-exempt bonds are subject to special risks, including changes in tax laws or adverse determinations by the Internal Revenue Service that may make the income from some of these bonds taxable. In addition, bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

     Both the Minnesota Fund and the National Fund are subject to risks associated with lower-rated debt securities. Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

     The National Fund is a diversified fund, while the Minnesota Fund is a non-diversified fund. As a non-diversified mutual fund, the Minnesota Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate risk and, therefore, the Minnesota Fund has an increased risk of loss compared to a similar diversified mutual fund. In addition, because the Minnesota Fund concentrates its investments in the State of Minnesota, it is subject to the risks associated with such concentration and state municipal market volatility.

     While the Minnesota Fund pursues income exempt from federal income tax and Minnesota personal income tax, the National Fund seeks income exempt from federal income tax only. Therefore, shareholders of the National Fund receive income that is generally free from federal tax, but may be subject to state tax. The interest income distributed by the Funds from certain tax-exempt bonds may be subject to the federal AMT, and in the case of the Minnesota Fund, state AMT, for individuals and corporations.

     For more information about the principal investment risks of the National Fund, please see the enclosed Prospectus of the National Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

     Please see the section "Information Applicable to Proposals 1 through 5" of this combined Prospectus/ Proxy Statement.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the National Fund of the same class as the shares that you currently own in the Minnesota Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

     - If applicable, your National Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Minnesota Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the National Fund and Liberty Funds Trust IV ("Trust IV").

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the National Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Minnesota Fund to enter into the Acquisition:

     - Absent the Acquisition, Liberty Financial indicated to the Trustees that it will discontinue subsidizing the Minnesota Fund's operations (through fee waivers or expense reductions) and that it will recommend to the Trustees that the Minnesota Fund be liquidated. Liberty Financial informed the Trustees that the Minnesota Fund has not achieved sufficient sales growth and is not likely to do so in the near future (and has recently been experiencing net shareholder redemptions).

     - The Acquisition provides shareholders an interest in a larger, more diversified fund which earns and distributes income exempt from federal income tax (although not Minnesota personal income tax), with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit Minnesota Fund shareholders, since operating expenses are paid by the Fund and reduce the investment return to Fund shareholders. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Minnesota and National Funds on July 31, 2000 and the Funds' current expense structures, the National Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.26% lower than the Minnesota Fund's current expense ratio (for example, for Class A shares, a 0.75% expense ratio for the National Fund, as compared to 1.01% currently for the Minnesota Fund). The service fee portion of the 12b-1 fee of the Minnesota Fund may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement (the "grandfather arrangement") results in a service fee rate that is a blend between the 0.10% and 0.25% rates which is currently 0.19%. Therefore the 12b-1 fees for Class A, B and C shares of the Minnesota Fund are 0.19%, 0.94% and 0.94%, respectively. The 12b-1 fees for Class A, B and C shares of the National Fund are 0.25%, 1.00% and 1.00%, respectively. On a pro forma basis, the 12b-1 fees on Class A, B and C shares of the National Fund (while giving effect to the grandfather arrangement) are 0.25%, 1.00% and 1.00%, respectively.

     - The Acquisition is intended to permit the Minnesota Fund's shareholders to exchange their investment for an investment in the National Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Minnesota Fund shareholder redeemed his or her shares to invest in another fund, like the National Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Minnesota Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their National Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     In reviewing the Acquisition, the Trustees also considered a Minnesota Fund shareholder's loss of all or a portion of the exemption from state tax on personal income earned from the Fund. The Trustees determined, despite this consideration, that on balance the Acquisition is in the best interests of the Minnesota Fund shareholders.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the National Fund will achieve any particular level of performance after the Acquisition.

     The projected post-Acquisition expense reductions presented above are based on the National Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Minnesota Fund are eliminated; and (3) the National Fund acquires all of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 3 in the "Questions and Answers" section above for the expenses that would be applicable if one or more of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the National Fund or Liberty Financial.

     Although the Trustees are proposing that the National Fund acquire all of the Acquired Funds, the acquisition of the Minnesota Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Minnesota Fund's shareholders approve the acquisition of the Minnesota Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or more of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 3 will take place as described in this Prospectus/Proxy Statement.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 for the Class A shares of the Minnesota Fund and the Class A shares of the National Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges. Returns would be lower if applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.

                                 MINNESOTA FUND

[BAR CHART]

                                                              Minnesota Fund
1990                                                                   7.31%
1991                                                                   9.30%
1992                                                                   7.35%
1993                                                                  10.70%
1994                                                                  -4.84%
1995                                                                  16.14%
1996                                                                   3.16%
1997                                                                   9.71%
1998                                                                   6.42%
1999                                                                  -5.70%

The Fund's year-to-date total return through September 30, 2000 was 5.68%.

For period shown in bar chart:
Best quarter: First quarter 1995, +7.06%
Worst quarter: First quarter 1994, -4.54%

                                 NATIONAL FUND

[BAR CHART]

                                                              National Fund
1990                                                                  6.44%
1991                                                                 11.74%
1992                                                                  8.27%
1993                                                                 10.73%
1994                                                                 -6.27%
1995                                                                 17.64%
1996                                                                  2.68%
1997                                                                  9.61%
1998                                                                  6.67%
1999                                                                 -4.91%

The Fund's year-to-date total return through September 30, 2000 was 5.40%.

For period shown in bar chart:
Best quarter: First quarter 1995, +7.75%
Worst quarter: First quarter 1994, -5.38%

     The following tables list each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, including the applicable sales charge. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

MINNESOTA FUND*

                                                      INCEPTION
                                                        DATE       1 YEAR    5 YEARS     10 YEARS
Class A (%)                                            9/26/86     (10.18)    4.67         5.24
---------------------------------------------------------------------------------------------------
Class B (%)                                             8/4/92     (10.91)    4.58         5.17(1)
---------------------------------------------------------------------------------------------------
Class C (%)                                             8/1/97      (7.02)   5.46(1)       5.64(1)
---------------------------------------------------------------------------------------------------
Lehman Index (%)                                                    (2.06)    6.91         6.89
---------------------------------------------------------------------------------------------------
Lipper Minnesota Average (%)                                        (4.26)    5.47         5.95

NATIONAL FUND+

                                                      INCEPTION
                                                        DATE       1 YEAR    5 YEARS     10 YEARS
Class A (%)                                            10/4/78      (9.43)    5.05         5.51
---------------------------------------------------------------------------------------------------
Class B (%)                                             5/5/92     (10.14)    4.96         5.42(2)
---------------------------------------------------------------------------------------------------
Class C (%)                                             8/1/97      (6.39)   5.77(2)       5.87(2)
---------------------------------------------------------------------------------------------------
Lehman Index (%)                                                    (2.06)    6.91         6.89
---------------------------------------------------------------------------------------------------
Lipper General Average (%)                                          (4.63)    5.76         6.18

---------------
 * The Minnesota Fund's return is compared to the Lehman Municipal Bond Index ("Lehman Index"). Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Minnesota Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Minnesota Tax-Exempt Municipal Funds category average ("Lipper Minnesota Average"). This Lipper Minnesota Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Minnesota Fund. Sales charges are not reflected in the Lipper Minnesota Average.

 + The National Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The National Fund's return is also compared to the average return of the funds included in the Lipper General Municipal Debt Funds category average ("Lipper General Average"). This Lipper General Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the National Fund. Sales charges are not reflected in the Lipper General Average.

(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Minnesota Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992, and Class C shares were initially offered on August 1, 1997.

(2) Class B and Class C are newer classes of shares. Their performance information includes returns of the National Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 4, 1978, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.

THE TRUSTEES OF TRUST V UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration of Trust establishing Trust V (the "Trust V Declaration") provides that any series of Trust V (such as the Minnesota Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Trust V Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Trust V Declaration to provide that the Minnesota Fund may be terminated by majority vote of the Minnesota Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Trust V Declaration if a majority of the Minnesota Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

  Required Vote for Proposal 3

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust V on behalf of the Minnesota Fund, Trust IV on behalf of the National Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Minnesota Fund outstanding at the record date for the Meetings.

    PROPOSAL 4 -- ACQUISITION OF THE LIBERTY NORTH CAROLINA TAX-EXEMPT FUND
                         BY THE LIBERTY TAX-EXEMPT FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the North Carolina Fund by the National Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

 What are the principal investment risks of the National Fund, and how do they compare with the North Carolina Fund?

     Because the Funds have somewhat similar goals and strategies, the principal risks associated with each Fund are similar. Investing in each of the Funds involves market risk, interest rate risk, issuer risk and the risks associated with tax-exempt bonds. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline, and issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal, which could result in a decrease in the price of a security. Tax-exempt bonds are subject to special risks, including changes in tax laws or adverse determinations by the Internal Revenue Service that may make the income from some of these bonds taxable. In addition, bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

     Both the North Carolina Fund and the National Fund are subject to risks associated with lower-rated debt securities. Lower-rated debt securities involve greater risks of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

     The National Fund is a diversified fund, while the North Carolina Fund is a non-diversified fund. As a non-diversified mutual fund, the North Carolina Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate risk and, therefore, the North Carolina Fund has an increased risk of loss compared to a similar diversified mutual fund. In addition, because the North Carolina Fund concentrates its investments in the State of North Carolina, it is subject to the risks associated with such concentration and state municipal market volatility.

     While the North Carolina Fund pursues income exempt from federal income tax and North Carolina personal income tax, the National Fund seeks income exempt from federal income tax only. Therefore, shareholders of the National Fund receive income that is generally free from federal tax, but may be subject to state tax. The interest income distributed by the Funds from certain tax-exempt bonds may be subject to the federal AMT, and any applicable state AMT, for individuals and corporations.

     For more information about the principal investment risks of the National Fund, please see the enclosed Prospectus of the National Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

     Please see the section "Information Applicable to Proposals 1 through 5" of this combined Prospectus/ Proxy Statement.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the National Fund of the same class as the shares that you currently own in the North Carolina Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

     - If applicable, your National Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your North Carolina Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the National Fund and Liberty Funds Trust IV ("Trust IV").

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the National Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the North Carolina Fund to enter into the Acquisition:

     - Absent the Acquisition, Liberty Financial indicated to the Trustees that it will discontinue subsidizing the North Carolina Fund's operations (through fee waivers or expense reductions) and that it will recommend to the Trustees that the North Carolina Fund be liquidated. Liberty Financial informed the Trustees that the North Carolina Fund has not achieved sufficient sales growth and is not likely to do so in the near future (and has recently been experiencing net shareholder redemptions).

     - The Acquisition provides shareholders an interest in a larger, more diversified fund which earns and distributes income exempt from federal income tax (although not North Carolina personal income tax), with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit North Carolina Fund shareholders, since operating expenses are paid by the Fund and reduce the investment return to Fund shareholders. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the North Carolina and National Funds on July 31, 2000 and the Funds' current expense structures, the National Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.31% lower than the North Carolina Fund's current expense ratio (for example, for Class A shares, a 0.75% expense ratio for the National Fund, as compared to 1.06% currently for the North Carolina Fund). The service fee portion of the 12b-1 fee of the North Carolina Fund may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement (the "grandfather arrangement") results in a service fee rate that is a blend between the 0.10% and 0.25% rates which is currently 0.19%. Therefore the 12b-1 fees for Class A, B and C shares of the North Carolina Fund are 0.19%, 0.94% and 0.94%, respectively. The 12b-1 fees for Class A, B and C shares of the National Fund are 0.25%, 1.00% and 1.00%, respectively. On a pro forma basis, the 12b-1 fees on Class A, B and C shares of the National Fund (while giving effect to the grandfather arrangement) are 0.25%, 1.00% and 1.00%, respectively.

     - The Acquisition is intended to permit the North Carolina Fund's shareholders to exchange their investment for an investment in the National Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a North Carolina Fund shareholder redeemed his or her shares to invest in another fund, like the National Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the North Carolina Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their National Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     In reviewing the Acquisition, the Trustees also considered a North Carolina Fund shareholder's loss of all or a portion of the exemption from state tax on personal income earned from the Fund. The Trustees determined, despite this consideration, that on balance the Acquisition is in the best interests of the North Carolina Fund shareholders.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the National Fund will achieve any particular level of performance after the Acquisition.

     The projected post-Acquisition expense reductions presented above are based on the National Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the North Carolina Fund are eliminated; and (3) the National Fund acquires all of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 3 in the "Questions and Answers" section above for the expenses that would be applicable if one or more of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the National Fund or Liberty Financial.

     Although the Trustees are proposing that the National Fund acquire all of the Acquired Funds, the acquisition of the North Carolina Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the North Carolina Fund's shareholders approve the acquisition of the North Carolina Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or more of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 4 will take place as described in this Prospectus/Proxy Statement.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the North Carolina Fund and the Class A shares of the National Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges. Returns would be lower if applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.

                              NORTH CAROLINA FUND
[BAR CHART]

                                                                          North Carolina Fund
1994                                                                                    -8.45%
1995                                                                                    18.54%
1996                                                                                     3.71%
1997                                                                                     9.54%
1998                                                                                     6.59%
1999                                                                                    -4.63%

The Fund's year-to-date total return through September 30, 2000 was 6.40%. For period shown in bar chart:
Best quarter: First quarter 1995, +8.66%
Worst quarter: First quarter 1994, -8.35%

                                 NATIONAL FUND
[BAR CHART]

                                                                             National Fund
1990                                                                                  6.44%
1991                                                                                 11.74%
1992                                                                                  8.27%
1993                                                                                 10.73%
1994                                                                                 -6.27%
1995                                                                                 17.64%
1996                                                                                  2.68%
1997                                                                                  9.61%
1998                                                                                  6.67%
1999                                                                                 -4.91%

The Fund's year-to-date total return through September 30, 2000 was 5.40%. For period shown in bar chart:
Best quarter: First quarter 1995, +7.75%
Worst quarter: First quarter 1994, -5.38%

     The following tables list each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year (or, if shorter, life of the Fund) periods ending December 31, 1999, including the applicable sales charges. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

NORTH CAROLINA FUND*

                                                     INCEPTION                           LIFE OF
                                                       DATE       1 YEAR    5 YEARS        FUND
Class A (%)                                            9/1/93      (9.16)    5.45          3.10
---------------------------------------------------------------------------------------------------
Class B (%)                                            9/1/93      (9.91)    5.37          3.12
---------------------------------------------------------------------------------------------------
Class C (%)                                            8/1/97      (5.98)    5.82(1)       3.22(1)
---------------------------------------------------------------------------------------------------
Lehman Index (%)                                                   (2.06)    6.91          4.96
---------------------------------------------------------------------------------------------------
Lipper NC Average (%)                                              (4.55)    5.77          3.71

NATIONAL FUND+

                                                     INCEPTION
                                                       DATE       1 YEAR    5 YEARS      10 YEARS
Class A (%)                                           10/4/78      (9.43)    5.05          5.51
---------------------------------------------------------------------------------------------------
Class B (%)                                            5/5/92     (10.14)    4.96          5.42(2)
---------------------------------------------------------------------------------------------------
Class C (%)                                            8/1/97      (6.39)    5.77(2)       5.87(2)
---------------------------------------------------------------------------------------------------
Lehman Index (%)                                                   (2.06)    6.91          6.89
---------------------------------------------------------------------------------------------------
Lipper General Average (%)                                         (4.63)    5.76          6.18

---------------
 * The North Carolina Fund's return is compared to the Lehman Municipal Bond Index ("Lehman Index"). Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The North Carolina Fund's return is also compared to the average return of the funds included in the Lipper, Inc. North Carolina Tax-Exempt Municipal Funds category average ("Lipper NC Average"). This Lipper NC Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the North Carolina Fund. Sales charges are not reflected in the Lipper NC Average.

 + The National Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The National Fund's return is also compared to the average return of the funds included in the Lipper General Municipal Debt Funds category average ("Lipper General Average"). This Lipper General Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the National Fund. Sales charges are not reflected in the Lipper General Average.

(1) Class C is a newer classes of shares. Its performance information includes returns of the North Carolina Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A and Class B shares were initially offered on September 1, 1993, and Class C shares were initially offered on August 1, 1997.

(2) Class B and Class C are newer classes of shares. Their performance information includes returns of the National Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 4, 1978, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.

THE TRUSTEES OF TRUST V UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration of Trust establishing Trust V (the "Trust V Declaration") provides that any series of Trust V (such as the North Carolina Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Trust V Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Trust V Declaration to provide that the North Carolina Fund may be terminated by majority vote of the North Carolina Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Trust V Declaration if a majority of the North Carolina Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

  Required Vote for Proposal 4

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust V on behalf of the North Carolina Fund, Trust IV on behalf of the National Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the North Carolina Fund outstanding at the record date for the Meetings.

  PROPOSAL 5 -- ACQUISITION OF THE LIBERTY OREGON TAX-FREE FUND BY THE LIBERTY
                                TAX-EXEMPT FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Oregon Fund by the National Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

 What are the principal investment risks of the National Fund, and how do they compare with the Oregon Fund?

     Because the Funds have somewhat similar goals and strategies, the principal risks associated with each Fund are similar. Investing in each of the Funds involves market risk, interest rate risk, issuer risk and the risks associated with tax-exempt bonds. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline, and issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal, which could result in a decrease in the price of a security. Tax-exempt bonds are subject to special risks, including changes in tax laws or adverse determinations by the Internal Revenue Service that may make the income from some of these bonds taxable. In addition, bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-emempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligations because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

     Because the National Fund may invest up to 35% of its total assets in lower-rated debt securities, it is more subject to the special risks associated with such securities than the Oregon Fund, which does not invest in below investment grade municipal bonds as part of its primary investment strategy. Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

     The National Fund is a diversified fund, while the Oregon Fund is a non-diversified fund. As a non-diversified mutual fund, the Oregon Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate risk and, therefore, the Oregon Fund has an increased risk of loss compared to a similar diversified mutual fund. In addition, because the Oregon Fund concentrates its investments in the State of Oregon, it is subject to the risks associated with such concentration and state municipal market volatility.

     While the Oregon Fund pursues income exempt from federal income tax and Oregon personal income tax, the National Fund seeks income exempt from federal income tax only. Therefore, shareholders of the National Fund receive income that is generally free from federal tax, but may be subject to state tax. The interest income distributed by the Funds from certain tax-exempt bonds may be subject to the federal AMT, and any applicable state AMT, for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the National Fund may not invest more than 20% of total Fund assets in bonds subject to the federal AMT. The Oregon Fund, however, is not subject to this restriction.

     For more information about the principal investment risks of the National Fund, please see the enclosed Prospectus of the National Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

     Please see the section "Information Applicable to Proposals 1 through 5" of this combined Prospectus/ Proxy Statement.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the National Fund of the same class as the shares that you currently own in the Oregon Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

     - If applicable, your National Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Oregon Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the National Fund and Liberty Funds Trust IV ("Trust IV").

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the National Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Oregon Fund to enter into the Acquisition:

     - Absent the Acquisition, Liberty Financial indicated to the Trustees that it will discontinue subsidizing the Oregon Fund's operations (through fee waivers or expense reductions) and that it will recommend to the Trustees that the Oregon Fund be liquidated. Liberty Financial informed the Trustees that the Oregon Fund has not achieved sufficient sales growth and is not likely to do so in the near future (and has recently been experiencing net shareholder redemptions), and, therefore, the Fund may not be able to provide a competitive investment return in the absence of a subsidy.

     - The Acquisition is intended to permit the Oregon Fund's shareholders to exchange their investment, without recognizing gain or loss for federal income tax purposes, for an investment in a larger, more diversified fund which earns and distributes income exempt from federal income tax (although not Oregon personal income tax). By contrast, if an Oregon Fund shareholder redeemed his or her shares to invest in another fund, like the National Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Oregon Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their National Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     - As a result of Liberty Financial's decision to discontinue its expense subsidy of the Oregon Fund, the expense ratio of the Oregon Fund will increase significantly if the Acquisition does not occur. If the Acquisition does occur, then the expense ratio of the combined National Fund is expected to be materially lower than the Oregon Fund's expense ratio after Liberty Financial discontinues its subsidy. (The Trustees did note that the National Fund has a higher expense ratio than the subsidized expense ratio of the Oregon Fund). Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Oregon and National Funds on July 31, 2000 and the Funds' current expense structures (assuming the voluntary expense limitation is discontinued), the National Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisitions would be about 0.30% lower than the Oregon Fund's current expense ratio (for example, for Class A shares, a 0.75% expense ratio for the National Fund, as compared to 1.05% for the Oregon Fund if the limitation were discontinued and 0.73% if it continued). Note that the 12b-1 fees for Class A, B and C shares of each Fund are 0.25%, 1.00% and 1.00%, respectively.

     In reviewing the Acquisition, the Trustees also considered an Oregon Fund shareholder's loss of all or a portion of the exemption from state tax on personal income earned from the Fund. The Trustees determined, despite this consideration, that on balance the Acquisition is in the best interests of the Oregon Fund shareholders.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the National Fund will achieve any particular level of performance after the Acquisition.

     The projected post-Acquisition expense reductions presented above are based on the National Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Oregon Fund are eliminated; and (3) the National Fund acquires all of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 3 in the "Questions and Answers" section above for the expenses that would be applicable if one or more of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the National Fund or Liberty Financial.

     Although the Trustees are proposing that the National Fund acquire all of the Acquired Funds, the acquisition of the Oregon Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Oregon Fund's shareholders approve the acquisition of the Oregon Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or more of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 5 will take place as described in this Prospectus/Proxy Statement.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 for the Class A shares of the Oregon Fund and the Class A shares of the National Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges. Returns would be lower if applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.

                                  OREGON FUND
[BAR CHART]

                                                                              OREGON FUND
                                                                              -----------
1990                                                                              6.37%
1991                                                                              9.85%
1992                                                                              7.33%
1993                                                                              8.94%
1994                                                                             -2.69%
1995                                                                             12.15%
1996                                                                              2.94%
1997                                                                              7.02%
1998                                                                              5.40%
1999                                                                             -4.76%

The Fund's year-to-date total return through       For period shown in bar chart:
September 30, 2000 was 7.10%.                      Best quarter: First quarter 1995, +4.71%
                                                   Worst quarter: First quarter 1994, -3.68%

                                 NATIONAL FUND
[BAR CHART]

                                                                             National Fund
1990                                                                                  6.44%
1991                                                                                 11.74%
1992                                                                                  8.27%
1993                                                                                 10.73%
1994                                                                                 -6.27%
1995                                                                                 17.64%
1996                                                                                  2.68%
1997                                                                                  9.61%
1998                                                                                  6.67%
1999                                                                                 -4.91%

The Fund's year-to-date total return through       For period shown in bar chart:
September 30, 2000 was 5.40%.                      Best quarter: First quarter 1995, +7.75%
                                                   Worst quarter: First quarter 1994, -5.38%

     The following tables list each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, including the applicable sales charges. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

OREGON FUND*

                                                         INCEPTION
                                                           DATE      1 YEAR    5 YEARS    10 YEARS
Class A (%)                                               10/4/84     (9.29)    3.39        4.62
--------------------------------------------------------------------------------------------------
Class B (%)                                               1/27/99    (10.13)    3.98        5.09(1)
--------------------------------------------------------------------------------------------------
Lehman Index (%)                                                      (0.14)    6.35        3.00
--------------------------------------------------------------------------------------------------
Lipper States Average (%)                                             (2.01)    5.20        5.32

NATIONAL FUND+

                                                       INCEPTION
                                                         DATE       1 YEAR    5 YEARS    10 YEARS
Class A (%)                                             10/4/78      (9.43)    5.05        5.51
-------------------------------------------------------------------------------------------------
Class B (%)                                              5/5/92     (10.14)    4.96        5.42(2)
-------------------------------------------------------------------------------------------------
Class C (%)                                              8/1/97      (6.39)    5.77(2)     5.87(2)
-------------------------------------------------------------------------------------------------
Lehman Index (%)                                                     (2.06)    6.91        6.89
-------------------------------------------------------------------------------------------------
Lipper General Average (%)                                           (4.63)    5.76        6.18

---------------
 * The Oregon Fund's return is compared to the Lehman Municipal Bond Index ("Lehman Index"). Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Oregon Fund's return is also compared to the average return of the funds included in the Lipper States Intermediate Municipal Fund category average ("Lipper States Average"). This Lipper States Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Oregon Fund. Sales charges are not reflected in the Lipper States Average.

 + The National Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The National Fund's return is also compared to the average return of the funds included in the Lipper General Municipal Debt Funds category average ("Lipper General Average"). This Lipper General Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the National Fund. Sales charges are not reflected in the Lipper General Average.

(1) Class B is a newer class of shares. Its performance information includes returns of the Oregon Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A shares were initially offered on October 4, 1984 and Class B shares were initially offered on January 27, 1999.

(2) Class B and Class C are newer classes of shares. Their performance information includes returns of the National Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 4, 1978, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.

THE TRUSTEES OF TRUST III UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration of Trust establishing Trust III (the "Trust III Declaration") provides that any series of Trust III (such as the Oregon Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Trust III Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Trust III Declaration to provide that the Oregon Fund may be terminated by majority vote of the Oregon Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Trust III Declaration if a majority of the Oregon Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

  Required Vote for Proposal 5

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust III on behalf of the Oregon Fund, Trust IV on behalf of the National Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Oregon Fund outstanding at the record date for the Meetings.

INFORMATION APPLICABLE TO PROPOSALS 1 THROUGH 5

  Terms of the Agreement and Plan of Reorganization

     If approved by the shareholders of each Acquired Fund, the Acquisitions are expected to occur on or around January 22, 2001 under the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

     - Each Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the National Fund in exchange for shares of the same class of the National Fund with an aggregate net asset value equal to the net asset value of the transferred assets and liabilities.

     - The Acquisitions will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 19, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisitions.

     - The shares of each class of the National Fund received by each Acquired Fund will be distributed to each Acquired Fund's respective shareholders of the same class pro rata in accordance with their percentage ownership of each class of such Acquired Fund in full liquidation of such Acquired Fund.

     - After the Acquisitions, each Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.

     - Each Acquisition requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; each Acquisition may be terminated at any time with the approval of the Trustees of Trust III and Trust IV and Trust V, as the case may be.

     Although the Trustees are proposing that the National Fund acquire each of the Acquired Funds, the Acquisition proposed in each Proposal is not conditioned upon the approval of the Acquisitions proposed in the other Proposals. Accordingly, in the event that the shareholders of the respective Acquired Funds approve one or more but not all of the Acquisitions, it is expected that the approved Acquisition or Acquisitions will, subject to the terms of the Agreement and Plan of Reorganization, take place as described above.

     Shareholders who object to the Acquisitions will not be entitled under Massachusetts law or the Trust III or Trust V Declaration to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisitions as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisitions are consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value, plus any applicable CDSC. In addition, shares may be redeemed (at net asset value plus any applicable CDSC) at any time prior to the consummation of the Acquisitions.

     The form of Agreement and Plan of Reorganization attached as Appendix A to this combined Prospectus/Proxy Statement is a general form which will be used for each of the Acquisitions. There will be a separate Agreement and Plan of Reorganization with respect to each Acquisition, among Trust III or Trust V, as applicable, on behalf of the relevant Acquired Fund, Trust IV on behalf of the National Fund, and Liberty Financial. The form of Agreement and Plan of Reorganization for each Acquisition has been filed with the SEC as part of the Registration Statement of which this Prospectus/Proxy Statement forms a part. Please see page 3 of this Prospectus/Proxy Statement for information on how to obtain a copy of the Registration Statement or the form of Agreement and Plan of Reorganization for your Fund's Acquisition.

  Federal Income Tax Consequences

     Each Acquisition is intended to be a tax-free reorganization. Ropes & Gray has delivered to each Acquired Fund and the National Fund an opinion, and the closing of each Acquisition will be conditioned on receipt of a letter from Ropes & Gray confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Acquired Funds or the shareholders of the Acquired Funds as a result of each Acquisition;

     - under Section 358 of the Code, the tax basis of the National Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your shares in an Acquired Fund;

     - under Section 1223(1) of the Code, your holding period for the National Fund shares you receive will include the holding period for your shares in an Acquired Fund if you hold your shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the National Fund as a result of each Acquisition;

     - under Section 362(b) of the Code, the National Fund's tax basis in the assets that the National Fund receives from each Acquired Fund will be the same as such Acquired Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the National Fund's holding period in such assets will include the relevant Acquired Fund's holding period in such assets.

     The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of each Trust. The opinion is not a guarantee that the tax consequences of the Acquisitions will be as described above.

     Prior to the closing of the Acquisitions, each Acquired Fund and the National Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains that have not previously been distributed to shareholders. Such distributions will be taxable to the shareholders of the respective Funds.

     This description of the federal income tax consequences of the Acquisitions does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

                       PROPOSAL 6 -- ELECTION OF TRUSTEES

THE PROPOSAL

     You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of the Liberty Trusts of which the Acquired Funds are series. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of the Liberty Trusts, as well as nine Liberty closed-end funds and seven other Liberty open-end trusts (or in the case of Messrs. Lowry, Mayer and Neuhauser, eleven Liberty closed-end Funds and eight other Liberty open-end trusts (collectively, the "Liberty Mutual Funds")), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of the Liberty Trusts. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts (collectively, the "Stein Roe Mutual Funds"), and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at meetings held on October 25 and 26, 2000. Each of the nominees elected will serve as a Trustee of the Liberty Trusts until the next meetings of shareholders of the Liberty Trusts called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

     Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Liberty Financial and the Trustees of the Liberty Trusts have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies for Liberty Financial and potential future cost savings for both the Liberty and Stein Roe Mutual Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meetings in favor of the election of the nominees named below as Trustees of the Liberty Trusts (if so instructed). If any nominee listed below becomes unavailable for election, the proxy may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

     Set forth below is information concerning each of the nominees.

NOMINEE NAME & AGE             PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS        TRUSTEE SINCE
------------------         -------------------------------------------------    -------------
Douglas A. Hacker          Executive Vice President and Chief Financial         New nominee
(43)                       Officer of UAL, Inc. (airline) since July 1999;
                           Senior Vice President and Chief Financial Officer
                           of UAL, Inc. prior thereto.

Janet Langford Kelly       Executive Vice President -- Corporate                New nominee
(41)                       Development, General Counsel, and Secretary of
                           Kellogg Company (food, beverage and tobacco
                           producer) since September 1999; Senior Vice
                           President, Secretary and General Counsel of Sara
                           Lee Corporation (branded, packaged,
                           consumer-products manufacturer) prior thereto.

Richard W. Lowry           Private Investor since 1987. (Formerly Chairman          1995
(64)                       and Chief Executive Officer of U.S. Plywood
                           Corporation (building product producer) from
                           August 1985 to August 1987.)

Salvatore Macera           Private Investor since 1981. (Formerly Executive         1998
(69)                       Vice President and Director of Itek Corporation
                           (electronics) from 1975 to 1981.)

William E. Mayer(2)        Partner, Park Avenue Equity Partners (venture            1994
(60)                       capital), since November 1996; Dean, College of
                           Business and Management, University of Maryland,
                           prior thereto; Director, Johns Manville (building
                           products producer), Lee Enterprises (print and
                           on-line media) and WR Hambrecht + Co. (financial
                           services provider).

Charles R. Nelson          Van Voorhis Professor, Department of Economics,      New nominee
(57)                       University of Washington; Consultant on economic
                           and statistical matters.

John J. Neuhauser          Academic Vice President and Dean of Faculties,           1985
(57)                       Boston College, since August 1999; Dean, Boston
                           College School of Management, prior thereto.

NOMINEE NAME & AGE             PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS        TRUSTEE SINCE
------------------         -------------------------------------------------    -------------
Joseph R. Palombo(3)       Trustee of the Stein Roe Mutual Funds since              2000
(47)                       October 2000; Executive Vice President and
                           Director of Colonial and Stein Roe & Farnham
                           Incorporated since April 1999; Executive Vice
                           President and Chief Administrative Officer of
                           Liberty Funds Group LLC since April 1999;
                           Director of AlphaTrade Inc. (broker-dealer),
                           Colonial Advisory Services, Inc., Liberty Funds
                           Distributor, Inc. and Liberty Funds Services,
                           Inc. since April 1999. (Formerly Vice President
                           of the Stein Roe Mutual Funds from April 1999 to
                           October 2000, Vice President of the Liberty
                           Mutual Funds from April 1999 to August 2000, and
                           Chief Operating Officer of Putnam Mutual Funds
                           (investments) from 1994 to 1998.)

Thomas E. Stitzel          Business Consultant since 1999; Professor of             1998
(64)                       Finance and Dean, College of Business, Boise
                           State University, prior thereto; Chartered
                           Financial Analyst.

Thomas C. Theobald         Managing Director, William Blair Capital Partners    New nominee
(62)                       (private equity investing), since 1994; Chief
                           Executive Officer and Chairman of the Board of
                           Directors of Continental Bank Corporation
                           (banking services) prior thereto.

Anne-Lee Verville          Consultant since 1997; General Manager, Global           1998
(55)                       Education Industry (global education
                           applications), prior thereto. (Formerly
                           President, Applications Solutions Division, IBM
                           Corporation (global education and global
                           applications), from 1991 to 1994.)

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht + Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

     The following persons who are currently serving on the Board of Trustees of each of Trust III and Trust V are not standing for reelection:

TRUSTEE NAME & AGE             PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS        TRUSTEE SINCE
------------------         -------------------------------------------------    -------------
Tom Bleasdale              Retired (formerly Chairman of the Board and Chief        1987
(70)                       Executive Officer, Shore Bank & Trust Company
                           (banking services) from 1992 to 1993); Director,
                           Empire Co. (food distributor).

Lora S. Collins            Attorney (formerly Attorney, Kramer Levin                1991
(65)                       Naftalis & Frankel LLP (law firm) from 1986 to
                           1996).

James E. Grinnell          Private investor since November 1988.                    1995
(72)

TRUSTEE NAME & AGE             PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS        TRUSTEE SINCE
------------------         -------------------------------------------------    -------------
James L. Moody, Jr.        Retired (formerly Chairman of the Board,                 1986
(70)                       Hannaford Bros. Co. (food retailer) from 1984 to
                           1997 and Chief Executive Officer prior thereto).

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

TRUSTEES' COMPENSATION

     The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Mutual Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Mutual Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Mutual Funds.

     The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Mutual Funds who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Mutual Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age 72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

     Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

     Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its investment advisor affiliates, but is considered interested as a result of his affiliation with a broker-dealer. Mr. Palombo is an interested person because of his affiliation with Liberty Financial.

     Audit Committee. The Audit Committee of the Liberty Mutual Funds, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

     Compensation Committee. The Compensation Committee of the Liberty Mutual Funds, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

     Governance Committee. The Governance Committee of the Liberty Mutual Funds, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer and Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer (Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its investment advisor affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of Trust III or Trust V, as applicable, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

     Record of Board and Committee Meetings. During the fiscal year ended October 31, 2000, the Board of Trustees of Trust III (excluding the Liberty Federal Securities Fund, which has a different fiscal year end) held six meetings, the Audit Committee held four meetings, the Compensation Committee held two meetings, and the Governance Committee held six meetings. During fiscal year January 31, 2000, the Board of Trustees of Trust V held six meetings, the Audit Committee held three meetings, the Compensation Committee held one meeting, and the Governance Committee held four meetings.

     During the most recently completed fiscal years, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee was a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE ACQUIRED FUNDS VOTE FOR EACH NOMINEE IN PROPOSAL 6.

  Required Vote for Proposal 6

     A plurality of the votes cast at the Meetings for each of Trust III and Trust V, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of the respective Trusts. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.

                                    GENERAL

VOTING INFORMATION

     The Trustees of Trust III and Trust V are soliciting proxies from the shareholders of each Acquired Fund in connection with the Meetings, which have been called to be held at 10:00 a.m. Eastern Time on December 27, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts 02111-2621. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards and inserts are being mailed to shareholders beginning on or about November 17, 2000.

  Information About Proxies and the Conduct of the Meetings

     Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of your Acquired Fund or by employees or agents of Colonial and its affiliated companies. In addition, Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated total cost of $700,000 for all of the proposed acquisitions of funds in the Liberty and Stein Roe Mutual Fund groups scheduled to take place in January 2001.

  Voting Process

     You can vote in any one of the following four ways:

     a.  By mail, by filling out and returning the enclosed proxy card;

     b. By phone, by calling toll-free 1-877-518-9416 between the hours of 9:00 a.m. and 11:00 p.m. Eastern Time and following the instructions;

     c. By fax (not available for all shareholders; refer to enclosed proxy insert); or

     d.  In person at the Meetings.

     Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meetings. Shareholders are entitled to cast one vote for each share owned on the record date. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

     Costs. The estimated costs of the Meetings, including the costs of soliciting proxies, and the costs of the Acquisitions to be borne by the Florida Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund, the Oregon Fund and the National Fund are approximately $26,000, $28,000, $33,000, $28,000, $23,000 and $0, respectively. Liberty Financial is also bearing a portion of such costs. This portion to be borne by Liberty Financial is in addition to the amounts to be borne by the Funds.

     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy card. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Secretary of your Acquired Fund, by properly executing and submitting a later-dated proxy or by attending the Meetings and voting in person.

     Votes cast in person or by proxy at the Meetings will be counted by persons appointed by each Acquired Fund as tellers for the Meetings (the "Tellers"). Thirty percent (30%) of the shares of any Fund outstanding on the record date, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of any such Fund at the Meetings. Shareholders of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund vote together with the shareholders of the other series of Trust V for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust V constitutes a quorum for voting on the election of Trustees. Shareholders of the Oregon Fund vote together with the shareholders of the other series of Trust III for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust III constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposals 1 through 5 and will have no effect on the outcome of Proposal 6. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

     Advisors', Administrator's and Underwriter's Address. The address of each Acquired Fund's (other than the Oregon Fund, for which Colonial acts as administrator) investment advisor, Colonial Management Associates, Inc., is One Financial Center, Boston, Massachusetts 02111-2621. The address of the Oregon Fund's investment advisor, Crabbe Huson Group, Inc., is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. The address of each Fund' principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.

     Information About Liberty Financial. On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for each Acquired Fund and the Liberty Trusts the total number of shares outstanding as of September 29, 2000 for each class of the shares of each such Fund and the Liberty Trusts entitled to vote at the Meetings. It also lists for the National Fund and Trust IV the total number of shares outstanding as of September 29, 2000. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Trusts and their shareholdings in the Funds and Trusts.

     Adjournments; Other Business. If an Acquired Fund or the Trust of which it is a series, as applicable, has not received enough votes by the time of the Meetings to approve any Proposal, the persons named as proxies may propose that such Meetings be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of such Acquired Fund or Trust, as applicable, that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposal 6). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposal 6). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

     The Meetings have been called to transact any business that properly comes before them. The only business that management of each Acquired Fund intends to present or knows that others will present is Proposals 1 through 6. If any other matters properly come before the Meetings, and on all matters incidental to the conduct of the Meetings, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the relevant Acquired Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. Trust III and Trust V do not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Funds or the Trusts must be received by the relevant Fund or Trust in writing a reasonable amount of time before the Trust solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to your Fund, care of Trust III or Trust V, as applicable, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 is by and among [Name of Acquired Fund Trust] (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated __________, as amended, on behalf of [Name of Acquired Fund] (the "Acquired Fund"), a series of the Trust, Liberty Funds Trust IV (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated August 29, 1978, as amended, on behalf of Liberty Tax-Exempt Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A, B and C shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the

         Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

     1.4 With respect to Acquiring Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 [RESERVED]

     1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

3. CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be on January 22, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended [________, ____] of the Acquired Fund, audited by [Name of Firm] [and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended __________, 2000,], copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since __________, 2000;

        (g) Since __________, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")), non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

        (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
            5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

        (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of __________, 2000 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain in compliance with such mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

        (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

        (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended November 30, 1999 of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended May 31, 2000, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since May 31, 2000;

        (h) Since May 31, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

        (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares and Class C shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

          (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

          (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

          (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

          (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

          (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

          (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

     7.2 The Acquiring Trust shall have received a favorable opinion from [Ropes & Gray/Bell, Boyd & Lloyd LLC], counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

          (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

     7.3 [RESERVED]

     7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after __________, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after __________, 2000 and on or prior to the Closing Date.

     7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2.

     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of [Ropes & Gray/Bell, Boyd & Lloyd LLC] satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

         (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the

             Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

         (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

         (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

         (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

         (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

         (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

         (h) The Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9. BROKERAGE FEES AND EXPENSES.

     9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. All of the other out-of-pocket expenses (other than tabulation costs which will be borne in their entirety by Liberty Financial) of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, seventy-five percent (75%) of such expenses shall be borne by the Trust, on behalf of the Acquired Fund, and twenty-five percent (25%) of such expenses shall be borne by Liberty Financial; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund, all such expenses shall be borne by Liberty Financial. The foregoing sentence shall be subject, however, to any undertaking by Liberty Financial to Liberty Funds Trust I, II, III, IV, V, VI, VII and IX (or any of their series) (collectively, the "Liberty Trusts") to limit the aggregate expenses (other than fees paid to governmental authorities for the registration or qualification of shares of the Liberty Trusts) of the transactions contemplated by this Agreement and other transactions involving the Liberty Trusts.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

11. TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

         (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

         (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

         (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12. AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty Funds Trust IV, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary, or to [Name and Address of Acquired Fund Trust], Attention: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                          [ACQUIRED FUND TRUST],
                                          on behalf of [Name of Acquired Fund]

                                          By:
                                          --------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:
--------------------------------------

Name:
--------------------------------------

Title:
--------------------------------------

                                          LIBERTY FUNDS TRUST IV,
                                          on behalf of Liberty Tax-Exempt Fund

                                          By:
                                          --------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:
--------------------------------------

Name:
--------------------------------------

Title:
--------------------------------------

                                          Solely for purposes of Section 9.2
                                          of the Agreement:

                                          LIBERTY FINANCIAL COMPANIES, INC.

                                          By:
                                          --------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

--------------------------------------

Name:
--------------------------------------

Title:
--------------------------------------

                                                                      APPENDIX B

                                FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE OREGON FUND AND TRUST III, THE FLORIDA FUND, MICHIGAN FUND, MINNESOTA FUND AND NORTH CAROLINA FUND AND TRUST V AND SHARES OUTSTANDING OF THE NATIONAL FUND AND TRUST IV

     For each class of each Acquired Fund's shares and each Trust's shares entitled to vote at the Meetings, and for each class of the National Fund's shares and Trust IV's shares, the number of shares outstanding as of September 29, 2000 was as follows:

                                            NUMBER OF SHARES OUTSTANDING AND
FUND OR TRUST                      CLASS            ENTITLED TO VOTE
-------------                      -----    --------------------------------
OREGON FUND......................    A                  1,311,987
                                     B                      4,686
TRUST III........................                     297,008,531
FLORIDA FUND.....................    A                  3,187,588
                                     B                  2,715,487
                                     C                     51,250
MICHIGAN FUND....................    A                  4,409,032
                                     B                  1,194,938
                                     C                     66,651
MINNESOTA FUND...................    A                  3,491,467
                                     B                  2,310,938
                                     C                     56,254
NORTH CAROLINA FUND..............    A                  2,208,694
                                     B                  1,850,320
                                     C                     77,344
TRUST V..........................                     125,847,396
NATIONAL FUND....................    A                144,371,138
                                     B                 15,870,163
                                     C                    389,500
TRUST IV.........................                     256,523,247

OWNERSHIP OF SHARES

     As of September 29, 2000, each Trust believes that the Trustees and officers of the respective Trusts, as a group, owned less than one percent of each class of shares of each Fund and of each Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

                                                                             PERCENTAGE
                                                              NUMBER OF          OF
                                                             OUTSTANDING     OUTSTANDING
                                                              SHARES OF       SHARES OF
FUND AND CLASS         NAME AND ADDRESS OF SHAREHOLDER       CLASS OWNED     CLASS OWNED
--------------         -------------------------------      -------------    -----------
OREGON FUND........  N/A                                         N/A              N/A
FLORIDA FUND
CLASS A............  Merrill Lynch Pierce Fenner & Smith      515,088.530       16.16%
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Administration #97AX5
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

CLASS B............  Merrill Lynch Pierce Fenner & Smith      576,797.408       21.24%
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Administration #97AX5
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

CLASS C............  Richard J. Miele                          28,089.888       54.81%
                     Carmel L. Miele
                     6 E. Highpoint Road
                     Sewalls Point, FL 34996-7008

                     Jean McCaughey Trustee                     2,787.322        5.44%
                     McCaughey Family Revocable Trust
                     U/A 1/5/1994
                     4315 Rum Cay Circle
                     Sarasota, FL 34233

                     Marjorie E. Worstall                      12,787.724       24.95%
                     PMB #197
                     3206 S. Hopkins Avenue
                     Titusville, FL 32780-5698

                     Dorothy C. Fisher                          6,618.670       12.91%
                     Harry F. Fisher Jr. Trustee
                     Dorothy Fisher Rev Trust
                     U/A Dtd 11/11/1997
                     1048 Main Street
                     Sebastian, FL 32958-4170
MICHIGAN FUND
CLASS A............  Raymond James & Assoc. Inc.              262,700.467        5.96%
                     For Elite Acct #50008225
                     FAO James & Mary Workman
                     1530 Winterwood Drive NE
                     Grand Rapids, MI 49546

CLASS B............  Merrill Lynch Pierce Fenner & Smith      244,756.046       20.48%
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Administration #97057
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

                                                                             PERCENTAGE
                                                              NUMBER OF          OF
                                                             OUTSTANDING     OUTSTANDING
                                                              SHARES OF       SHARES OF
FUND AND CLASS         NAME AND ADDRESS OF SHAREHOLDER       CLASS OWNED     CLASS OWNED
--------------         -------------------------------      -------------    -----------
MINNESOTA FUND
CLASS B............  Merrill Lynch Pierce Fenner & Smith      144,026.019        6.23%
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Administration #97056
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

CLASS C............  Merrill Lynch Pierce Fenner & Smith       13,003.408       23.12%
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Administration #97056
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

                     Luella C. Bellomo                          8,545.511       15.19%
                     1857 Eagle Ridge Drive
                     St. Paul, MN 55118

                     Richard G. Lykke                          11,227.366       19.96%
                     Dorothy M. Lykke
                     2711 Lake Court Drive
                     Mounds View, MN 55112

                     Mark J. Ritter TOD                         6,265.916       11.14%
                     Robert M. Ritter
                     Subject to Sta TOD Rules
                     1626 Laurel Avenue
                     St. Paul, MN 55104
NORTH CAROLINA FUND
CLASS B............  Merrill Lynch Pierce Fenner & Smith      149,657.130        8.09%
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Administration #97B52
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

CLASS C............  Merrill Lynch Pierce Fenner & Smith       34,656.658       44.81%
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Administration #97AX5
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

                     Patricia R. Holstein                       7,117.493        9.20%
                     403 Elm Street
                     Raleigh, NC 27604
NATIONAL FUND
CLASS B............  Merrill Lynch Pierce Fenner & Smith    1,048,557.256        6.61%
                     For the Sole Benefit of its
                     Customers
                     Attn: Fund Administration #97B52
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

CLASS C............  Terry Collins                            203,886.537       52.35%
                     Rosemary Collins
                     306 Jester Ct.
                     Petaluma, CA 94954

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

     As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund would own the following percentage of the National Fund upon consummation of the
Acquisition:

                                                                         PERCENTAGE OF
                                                                     OUTSTANDING SHARES OF
                                                                       CLASS OWNED UPON
                                                                        CONSUMMATION OF
FUND AND CLASS             NAME AND ADDRESS OF SHAREHOLDER                ACQUISITION
--------------             -------------------------------           ---------------------
OREGON FUND........  N/A                                                  N/A
FLORIDA FUND
CLASS A............  Merrill Lynch Pierce Fenner & Smith                      0.20%
                     For the Sole Benefit of its Customers
                     Attn: Fund Administration #97AX5
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

CLASS B............  Merrill Lynch Pierce Fenner & Smith                      1.60%
                     For the Sole Benefit of its Customers
                     Attn: Fund Administration #97AX5
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

CLASS C............  Richard J. Miele                                         3.00%
                     Carmel L. Miele
                     6 E. Highpoint Road
                     Sewalls Point, FL 34996-7008

                     Jean McCaughey Trustee                                   0.31%
                     McCaughey Family Revocable Trust
                     U/A 1/5/1994
                     4315 Rum Cay Circle
                     Sarasota, FL 34233

                     Marjorie E. Worstall                                     1.40%
                     PMB #197
                     3206 S. Hopkins Avenue
                     Titusville, FL 32780-5698

                     Dorothy C. Fisher                                        0.73%
                     Harry F. Fisher Jr. Trustee
                     Dorothy Fisher Rev Trust
                     U/A Dtd 11/11/1997
                     1048 Main Street
                     Sebastian, FL 32958-4170
MICHIGAN FUND

CLASS A............  Raymond James & Assoc. Inc.                              0.09%
                     For Elite Acct #50008225
                     FAO James & Mary Workman
                     1530 Winterwood Drive NE
                     Grand Rapids, MI 49546

CLASS B............  Merrill Lynch Pierce Fenner & Smith                      0.65%
                     For the Sole Benefit of its Customers
                     Attn: Fund Administration #97057
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

                                                                         PERCENTAGE OF
                                                                     OUTSTANDING SHARES OF
                                                                       CLASS OWNED UPON
                                                                        CONSUMMATION OF
FUND AND CLASS             NAME AND ADDRESS OF SHAREHOLDER                ACQUISITION
--------------             -------------------------------           ---------------------
MINNESOTA FUND
CLASS B............  Merrill Lynch Pierce Fenner & Smith                      0.25%
                     For the Sole Benefit of its Customers
                     Attn: Fund Administration #97056
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

CLASS C............  Merrill Lynch Pierce Fenner & Smith                      1.30%
                     For the Sole Benefit of its Customers
                     Attn: Fund Administration #97056
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

                     Luella C. Bellomo                                        0.86%
                     1857 Eagle Ridge Drive
                     St. Paul, MN 55118

                     Richard G. Lykke                                         1.13%
                     Dorothy M. Lykke
                     2711 Lake Court Drive
                     Mounds View, MN 55112

                     Mark J. Ritter TOD                                       0.63%
                     Robert M. Ritter
                     Subject to Sta TOD Rules
                     1626 Laurel Avenue
                     St. Paul, MN 55104
NORTH CAROLINA FUND
CLASS B............  Merrill Lynch Pierce Fenner & Smith                      0.41%
                     For the Sole Benefit of its Customers
                     Attn: Fund Administration #97B52
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

CLASS C............  Merrill Lynch Pierce Fenner & Smith                      3.67%
                     For the Sole Benefit of its Customers
                     Attn: Fund Administration #97AX5
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

                     Patricia R. Holstein                                     0.75%
                     403 Elm Street
                     Raleigh, NC 27604
NATIONAL FUND
CLASS B............  Merrill Lynch Pierce Fenner & Smith                      5.16%
                     For the Sole Benefit of its Customers
                     Attn: Fund Administration #97B52
                     4800 Deer Lake Drive E. 2nd Floor
                     Jacksonville, FL 32246-6484

CLASS C............  Terry Collins                                           38.61%
                     Rosemary Collins
                     306 Jester Ct.
                     Petaluma, CA 94954

INFORMATION CONCERNING EXECUTIVE OFFICERS

     The following table sets forth certain information about the executive officers of each Fund:

                                                                                  YEAR OF
                                                                                  ELECTION
EXECUTIVE OFFICER                                                               AS EXECUTIVE
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION*         OFFICER
-----------------                      -------------------------------------    ------------
Stephen E. Gibson....................  President of the Stein Roe Mutual            1998
(46)                                   Funds since November 1999; President
                                       of the Liberty Mutual Funds since
                                       June 1998; Chairman of the Board
                                       since July 1998, Chief Executive
                                       Officer and President since December
                                       1996, and Director since July 1996 of
                                       Colonial (formerly Executive Vice
                                       President of Colonial from July 1996
                                       to December 1996); Chairman of the
                                       Board, Director, Chief Executive
                                       Officer and President of Liberty
                                       Funds Group LLC ("LFG") since
                                       December 1998 (formerly Director,
                                       Chief Executive Officer and President
                                       of The Colonial Group, Inc. from
                                       December 1996 to December 1998);
                                       Director since September 2000,
                                       President since January 2000, and
                                       Vice Chairman since August 1998 of
                                       Stein Roe & Farnham Incorporated
                                       ("Stein Roe") (formerly Assistant
                                       Chairman and Executive Vice President
                                       of Stein Roe from August 1998 to
                                       January 2000). (Formerly Managing
                                       Director of Marketing of Putnam
                                       Investments (investment advisor) from
                                       June 1992 to July 1996.)

William J. Ballou....................  Assistant Secretary of the Stein Roe         2000
(35)                                   Mutual Funds since May 2000;
                                       Secretary of the Liberty Mutual Funds
                                       since October 2000 (formerly
                                       Assistant Secretary of the Liberty
                                       Mutual Funds from October 1997 to
                                       October 2000); Vice President,
                                       Assistant Secretary and Counsel of
                                       Colonial since October 1997; Vice
                                       President and Counsel since April
                                       2000, and Assistant Secretary since
                                       December 1998 of LFG; Associate
                                       Counsel, Massachusetts Financial
                                       Services Company (financial services
                                       provider) prior thereto.

                                                                                  YEAR OF
                                                                                  ELECTION
EXECUTIVE OFFICER                                                               AS EXECUTIVE
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION*         OFFICER
-----------------                      -------------------------------------    ------------
Kevin M. Carome......................  Executive Vice President of the              1999
(44)                                   Liberty Mutual Funds since October
                                       2000; Executive Vice President of the
                                       Stein Roe Mutual Funds since May 1999
                                       (formerly Vice President from April
                                       1998 to May 1999, Secretary from
                                       February 2000 to May 2000 and
                                       Assistant Secretary from April 1998
                                       to February 2000 of the Stein Roe
                                       Mutual Funds); Chief Legal Officer of
                                       Liberty Financial since August, 2000;
                                       Senior Vice President, Legal, of LFG
                                       since January 1999; General Counsel
                                       and Secretary of Stein Roe since
                                       January 1998; Associate General
                                       Counsel and Vice President of Liberty
                                       Financial prior thereto.

---------------
* Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION

     The current Board of Trustees received the following compensation from each Fund as of each Fund's fiscal year end(1)

                            FLORIDA    MICHIGAN    MINNESOTA    NORTH CAROLINA     OREGON     NATIONAL
                             FUND        FUND        FUND            FUND           FUND        FUND
TRUSTEE                     1/31/00    1/31/00      1/31/00        1/31/00        10/31/99    11/30/99
-------                     -------    --------    ---------    --------------    --------    --------
Mr. Bleasdale.............   $882(2)     $744(3)     $752(4)         $686(5)        $601(14)  $ 10,598(15)
Ms. Collins...............    821         694         701             639            566         9,974
Mr. Grinnell..............    860         723         730             666            590        10,396
Mr. Lowry.................    828         701         708             646            573        10,109
Mr. Macera................    815         688         695             634            568         9,985
Mr. Mayer.................    867         730         738             673            583        10,048
Mr. Moody.................    791(6)      656(7)      663(8)          605(9)         526(16)     9,384(17)
Mr. Neuhauser.............    872         734         742             677            600        10,504
Mr. Stitzel...............    815         688         695             634            568         9,985
Ms. Verville..............    822(10)     695(11)     702(12)         640(13)        533(18)     9,869(19)

     The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.

TRUSTEE                                                       TOTAL COMPENSATION
-------                                                       ------------------
Mr. Bleasdale...............................................       $103,000(20)
Ms. Collins.................................................         96,000
Mr. Grinnell................................................        100,000
Mr. Lowry...................................................         97,000
Mr. Macera..................................................         95,000
Mr. Mayer...................................................        101,000
Mr. Moody...................................................         91,000(21)
Mr. Neuhauser...............................................        101,252
Mr. Stitzel.................................................         95,000
Ms. Verville................................................         96,000(22)

     For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):

TRUSTEE                                                     TOTAL COMPENSATION(23)
-------                                                     ----------------------
Mr. Grinnell..............................................         $25,000
Mr. Lowry.................................................          25,000
Mr. Mayer.................................................          25,000
Mr. Neuhauser.............................................          25,000

---------------
 (1) The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees.

 (2)  Includes $503 payable in later years as deferred compensation.

 (3)  Includes $338 payable in later years as deferred compensation.

 (4)  Includes $379 payable in later years as deferred compensation.

 (5)  Includes $346 payable in later years as deferred compensation.

 (6) Total compensation of $791 for the fiscal year ended January 31, 1999 will be payable in later years as deferred compensation.

 (7) Total compensation of $656 for the fiscal year ended January 31, 1999 will be payable in later years as deferred compensation.

 (8) Total compensation of $663 for the fiscal year ended January 31, 1999 will be payable in later years as deferred compensation.

 (9) Total compensation of $605 for the fiscal year ended January 31, 1999 will be payable in later years as deferred compensation.

(10) Total compensation of $822 for the fiscal year ended January 31, 1999 will be payable in later years as deferred compensation.

(11) Total compensation of $695 for the fiscal year ended January 31, 1999 will be payable in later years as deferred compensation.

(12) Total compensation of $702 for the fiscal year ended January 31, 1999 will be payable in later years as deferred compensation

(13) Total compensation of $640 for the fiscal year ended January 31, 1999, will be payable in later years as deferred compensation.

(14) Includes $308 payable in later years as deferred compensation.

(15) Includes $5,487 payable in later years as deferred compensation

(16) Total compensation of $526 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

(17) Total compensation of $9,384 for the fiscal year ended November 30, 1999 will be payable in later years as deferred compensation.

(18) Total compensation of $533 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

(19) Total compensation of $9,869 for the fiscal year ended November 30, 1999 will be payable in later years as deferred compensation.

(20) Includes $52,000 payable in later years as deferred compensation.

(21) Total compensation of $91,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(22) Total compensation of $96,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(23) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial.

                                                                      APPENDIX C

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                          OREGON    FLORIDA   MICHIGAN   MINNESOTA   NORTH CAROLINA    NATIONAL FUND       PRO FORMA
                           FUND      FUND       FUND       FUND           FUND        (ACQUIRING FUND)   ADJUSTMENTS(1)
                          -------   -------   --------   ---------   --------------   ----------------   --------------
Class A
Net asset value.........  $15,574   $23,216   $30,514     $23,399       $15,748          $1,837,544         $   (92)
Shares outstanding......    1,298     3,144     4,448       3,465         2,205             144,368          (6,048)
Net asset value per
  share.................  $ 11.99   $  7.39   $  6.86     $  6.75       $  7.14          $    12.73

Class B
Net asset value.........  $   107   $19,638   $ 7,480     $15,304       $13,284          $  193,426         $   (45)
Shares outstanding......        9     2,659     1,090       2,266         1,860              15,197          (3,504)
Net asset value per
  share.................  $ 11.99   $  7.39   $  6.86     $  6.75       $  7.14          $    12.73

Class C
Net asset value.........            $   379   $   459     $   378       $   553          $    5,003         $    (1)
Shares outstanding......                 51        67          56            77                 393            (113)
Net asset value per
  share.................            $  7.39   $  6.86     $  6.75       $  7.14          $    12.73

                          NATIONAL FUND
                            PRO FORMA
                           COMBINED(2)
                          -------------
Class A
Net asset value.........   $1,945,902
Shares outstanding......      152,882
Net asset value per
  share.................   $    12.73
Class B
Net asset value.........   $  249,194
Shares outstanding......       19,578
Net asset value per
  share.................   $    12.73
Class C
Net asset value.........   $    6,771
Shares outstanding......          532
Net asset value per
  share.................   $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $26,292, $27,603, $32,557, $28,390
    and $0 to be borne by the Oregon Fund, the Florida Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Michigan Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                    NATIONAL FUND
                               OREGON     FLORIDA    MICHIGAN    MINNESOTA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                FUND       FUND        FUND        FUND       (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                               -------    -------    --------    ---------    ----------------    --------------    -------------
Class A
Net asset value..............  $15,574    $23,216    $30,514      $23,399        $1,837,544          $   (77)        $1,930,169
Shares outstanding...........    1,298      3,144      4,448        3,465           144,368           (5,078)           151,646
Net asset value per share....  $ 11.99    $  7.39    $  6.86      $  6.75        $    12.73                          $    12.73

Class B
Net asset value..............  $   107    $19,638    $ 7,480      $15,304        $  193,426          $   (32)        $  235,923
Shares outstanding...........        9      2,659      1,090        2,266            15,197           (2,686)            18,536
Net asset value per share....  $ 11.99    $  7.39    $  6.86      $  6.75        $    12.73                          $    12.73

Class C
Net asset value..............             $   379    $   459      $   378        $    5,003          $    (1)        $    6,217
Shares outstanding...........                  51         67           56               393              (79)               488
Net asset value per share....             $  7.39    $  6.86      $  6.75        $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $26,292, $27,603, $32,557 and $0 to
    be borne by the Oregon Fund, the Florida Fund, the Michigan Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Michigan Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                  NATIONAL FUND
                                          OREGON     FLORIDA    MICHIGAN     NATIONAL FUND        PRO FORMA         PRO FORMA
                                           FUND       FUND        FUND      (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                          -------    -------    --------    ----------------    --------------    -------------
Class A
Net asset value.........................  $15,574    $23,216    $30,514        $1,837,544          $   (58)        $1,906,789
Shares outstanding......................    1,298      3,144      4,448           144,368           (3,450)           149,809
Net asset value per share...............  $ 11.99    $  7.39    $  6.86        $    12.73                          $    12.73

Class B
Net asset value.........................  $   107    $19,638    $ 7,480        $  193,426          $   (18)        $  220,633
Shares outstanding......................        9      2,659      1,090            15,197           (1,621)            17,334
Net asset value per share...............  $ 11.99    $  7.39    $  6.86        $    12.73                          $    12.73

Class C
Net asset value.........................             $   379    $   459        $    5,003          $    (1)        $    5,839
Shares outstanding......................                  51         67               393              (52)               459
Net asset value per share...............             $  7.39    $  6.86        $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $26,292, $27,603 and $0 to be borne by the Oregon Fund, the Florida Fund, the Michigan Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                         NATIONAL FUND
                             OREGON     FLORIDA     NATIONAL FUND        PRO FORMA         PRO FORMA
                              FUND       FUND      (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                             -------    -------    ----------------    --------------    -------------
Class A
Net asset value............  $15,574    $23,216       $1,837,544          $   (37)        $1,876,296
Shares outstanding.........    1,298      3,144          144,368           (1,397)           147,413
Net asset value per
  share....................  $ 11.99    $  7.39       $    12.73                          $    12.73
Class B
Net asset value............  $   107    $19,638       $  193,426          $   (12)        $  213,159
Shares outstanding.........        9      2,659           15,197           (1,118)            16,747
Net asset value per
  share....................  $ 11.99    $  7.39       $    12.73                          $    12.73
Class C
Net asset value............             $   379       $    5,003                          $    5,382
Shares outstanding.........                  51              393              (22)               423
Net asset value per
  share....................             $  7.39       $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $26,292 and $0 to be borne by the Oregon Fund, the Florida Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                            FLORIDA    MICHIGAN    MINNESOTA    NORTH CAROLINA     NATIONAL FUND        PRO FORMA
                             FUND        FUND        FUND            FUND         (ACQUIRING FUND)    ADJUSTMENTS(1)
                            -------    --------    ---------    --------------    ----------------    --------------
Class A
Net asset value...........  $23,216    $30,514      $23,399        $15,748           $1,837,544          $   (69)
Shares outstanding........    3,144      4,448        3,465          2,205              144,368           (5,971)
Net asset value per
  share...................  $  7.39    $  6.86      $  6.75        $  7.14           $    12.73
Class B
Net asset value...........  $19,638    $ 7,480      $15,304        $13,284           $  193,426          $   (45)
Shares outstanding........    2,659      1,090        2,266          1,860               15,197           (3,503)
Net asset value per
  share...................  $  7.39    $  6.86      $  6.75        $  7.14           $    12.73
Class C
Net asset value...........  $   379    $   459      $   378        $   553           $    5,003          $    (1)
Shares outstanding........       51         67           56             77                  393             (113)
Net asset value per
  share...................  $  7.39    $  6.86      $  6.75        $  7.14           $    12.73

                            NATIONAL FUND
                              PRO FORMA
                             COMBINED(2)
                            -------------
Class A
Net asset value...........   $1,930,351
Shares outstanding........      151,660
Net asset value per
  share...................   $    12.73
Class B
Net asset value...........   $  249,087
Shares outstanding........       19,570
Net asset value per
  share...................   $    12.73
Class C
Net asset value...........   $    6,771
Shares outstanding........          532
Net asset value per
  share...................   $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $26,292, $27,603, $32,557, $28,390 and $0 to
    be borne by the Florida Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Michigan Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                   NATIONAL FUND
                                         FLORIDA    MICHIGAN    MINNESOTA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                          FUND        FUND        FUND       (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                         -------    --------    ---------    ----------------    --------------    -------------
Class A
Net asset value........................  $23,216    $30,514      $23,399        $1,837,544          $   (54)        $1,914,618
Shares outstanding.....................    3,144      4,448        3,465           144,368           (5,002)           150,424
Net asset value per share..............  $  7.39    $  6.86      $  6.75        $    12.73                          $    12.73
Class B
Net asset value........................  $19,638    $ 7,480      $15,304        $  193,426          $   (32)        $  235,816
Shares outstanding.....................    2,659      1,090        2,266            15,197           (2,686)            18,527
Net asset value per share..............  $  7.39    $  6.86      $  6.75        $    12.73                          $    12.73
Class C
Net asset value........................  $   379    $   459      $   378        $    5,003          $    (1)        $    6,217
Shares outstanding.....................       51         67           56               393              (79)               488
Net asset value per share..............  $  7.39    $  6.86      $  6.75        $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $26,292, $27,603, $32,557 and $0 to be borne by the Florida Fund, the Michigan Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Michigan Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                    NATIONAL FUND
                                     FLORIDA    MICHIGAN    NORTH CAROLINA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                      FUND        FUND           FUND         (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                     -------    --------    --------------    ----------------    --------------    -------------
Class A
Net asset value..................    $23,216    $30,514        $15,748           $1,837,544          $   (50)        $1,906,971
Shares outstanding...............      3,144      4,448          2,205              144,368           (4,343)           149,823
Net asset value per share........    $  7.39    $  6.86        $  7.14           $    12.73                          $    12.73
Class B
Net asset value..................    $19,638    $ 7,480        $13,284           $  193,426          $   (31)        $  233,797
Shares outstanding...............      2,659      1,090          1,860               15,197           (2,438)            18,369
Net asset value per share........    $  7.39    $  6.86        $  7.14           $    12.73                          $    12.73
Class C
Net asset value..................    $   379    $   459        $   553           $    5,003          $    (1)        $    6,393
Shares outstanding...............         51         67             77                  393              (86)               502
Net asset value per share........    $  7.39    $  6.86        $  7.14           $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $26,292, $27,603, $28,390 and $0 to be borne by the Florida Fund, the Michigan Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Michigan Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                          NATIONAL FUND
                             FLORIDA    MICHIGAN     NATIONAL FUND        PRO FORMA         PRO FORMA
                              FUND        FUND      (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                             -------    --------    ----------------    --------------    -------------
Class A
Net asset value............  $23,216    $30,514        $1,837,544          $   (35)        $1,891,238
Shares outstanding.........    3,144      4,448           144,368           (3,373)           148,587
Net asset value per
  share....................  $  7.39    $  6.86        $    12.73                          $    12.73
Class B
Net asset value............  $19,638    $ 7,480        $  193,426          $   (18)        $  220,526
Shares outstanding.........    2,659      1,090            15,197           (1,620)            17,326
Net asset value per
  share....................  $  7.39    $  6.86        $    12.73                          $    12.73
Class C
Net asset value............  $   379    $   459        $    5,003          $    (1)        $    5,839
Shares outstanding.........       51         67               393              (52)               459
Net asset value per
  share....................  $  7.39    $  6.86        $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $26,292, $27,603 and $0 to be borne by the Florida Fund, the Michigan Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                           NATIONAL FUND
                             FLORIDA    MINNESOTA     NATIONAL FUND        PRO FORMA         PRO FORMA
                              FUND        FUND       (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                             -------    ---------    ----------------    --------------    -------------
Class A
Net asset value............  $23,216     $23,399     $      1,837,544       $   (33)        $1,884,125
Shares outstanding.........    3,144       3,465              144,368        (2,949)           148,028
Net asset value per
  share....................  $  7.39     $  6.75     $          12.73                       $    12.73
Class B
Net asset value............  $19,638     $15,304     $        193,426       $   (26)        $  228,342
Shares outstanding.........    2,659       2,266               15,197        (2,182)            17,940
Net asset value per
  share....................  $  7.39     $  6.75     $          12.73                       $    12.73
Class C
Net asset value............  $   379     $   378     $          5,003       $    (1)        $    5,759
Shares outstanding.........       51          56                  393           (48)               452
Net asset value per
  share....................  $  7.39     $  6.75     $          12.73                       $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $26,292, $32,557 and $0 to be borne by the Florida Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                            NATIONAL FUND
                             FLORIDA   NORTH CAROLINA    NATIONAL FUND       PRO FORMA        PRO FORMA
                              FUND          FUND        (ACQUIRING FUND)   ADJUSTMENTS(1)    COMBINED(2)
                             -------   --------------   ----------------   --------------   -------------
Class A
Net asset value............  $23,216      $15,748          $1,837,544         $   (28)       $1,876,480
Shares outstanding.........    3,144        2,205             144,368          (2,290)          147,427
Net asset value per
  share....................  $  7.39      $  7.14          $    12.73                        $    12.73
Class B
Net asset value............  $19,638      $13,284          $  193,426         $   (25)       $  226,323
Shares outstanding.........    2,659        1,860              15,197          (1,935)           17,781
Net asset value per
  share....................  $  7.39      $  7.14          $    12.73                        $    12.73
Class C
Net asset value............  $   379      $   553          $    5,003         $    (1)       $    5,934
Shares outstanding.........       51           77                 393             (56)              466
Net asset value per
  share....................  $  7.39      $  7.14          $    12.73                        $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $26,292, $28,390 and $0 to be borne by the Florida Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Michigan Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                          NATIONAL FUND
                             OREGON     MICHIGAN     NATIONAL FUND        PRO FORMA         PRO FORMA
                              FUND        FUND      (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                             -------    --------    ----------------    --------------    -------------
Class A
Net asset value............  $15,574    $30,514        $1,837,544          $   (44)        $1,883,587
Shares outstanding.........    1,298      4,448           144,368           (2,129)           147,986
Net asset value per
  share....................  $ 11.99    $  6.86        $    12.73                          $    12.73
Class B
Net asset value............  $   107    $ 7,480        $  193,426          $    (6)        $  201,007
Shares outstanding.........        9      1,090            15,197             (504)            15,792
Net asset value per
  share....................  $ 11.99    $  6.86        $    12.73                          $    12.73
Class C
Net asset value............             $   459        $    5,003                          $    5,462
Shares outstanding.........                  67               393              (31)               429
Net asset value per
  share....................             $  6.86        $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $27,603 and $0 to be borne by the Oregon Fund, the Michigan Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                           NATIONAL FUND
                                 OREGON    MINNESOTA    NATIONAL FUND       PRO FORMA        PRO FORMA
                                  FUND       FUND      (ACQUIRING FUND)   ADJUSTMENTS(1)    COMBINED(2)
                                 -------   ---------   ----------------   --------------   -------------
Class A
Net asset value................  $15,574    $23,399       $1,837,544         $   (42)       $1,876,474
Shares outstanding.............    1,298      3,465          144,368          (1,705)          147,427
Net asset value per share......  $ 11.99    $  6.75       $    12.73                        $    12.73
Class B
Net asset value................  $   107    $15,304       $  193,426         $   (14)       $  208,823
Shares outstanding.............        9      2,266           15,197          (1,066)           16,406
Net asset value per share......  $ 11.99    $  6.75       $    12.73                        $    12.73
Class C
Net asset value................             $   378       $    5,003                        $    5,381
Shares outstanding.............                  56              393             (26)              423
Net asset value per share......             $  6.75       $    12.73                        $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $32,557 and $0 to be borne by the Oregon Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                            NATIONAL FUND
                             OREGON    NORTH CAROLINA    NATIONAL FUND       PRO FORMA        PRO FORMA
                              FUND          FUND        (ACQUIRING FUND)   ADJUSTMENTS(1)    COMBINED(2)
                             -------   --------------   ----------------   --------------   -------------
Class A
Net asset value............  $15,574      $15,748          $1,837,544         $   (38)       $1,868,827
Shares outstanding.........    1,298        2,205             144,368          (3,503)          146,826
Net asset value per
  share....................  $ 11.99      $  7.14          $    12.73                        $    12.73
Class B
Net asset value............  $   107      $13,284          $  193,426         $   (13)       $  206,804
Shares outstanding.........        9        1,860              15,197          (1,868)           16,248
Net asset value per
  share....................  $ 11.99      $  7.14          $    12.73                        $    12.73
Class C
Net asset value............               $   553          $    5,003         $    (1)       $    5,555
Shares outstanding.........                    77                 393             (76)              436
Net asset value per
  share....................               $  7.14          $    12.73                        $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $28,390 and $0 to be borne by the Oregon Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                    NATIONAL FUND
                                   MICHIGAN    MINNESOTA    NORTH CAROLINA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                     FUND        FUND            FUND         (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                   --------    ---------    --------------    ----------------    --------------    -------------
Class A
Net asset value..................  $30,514      $23,399        $15,748           $1,837,544          $   (55)        $1,907,149
Shares outstanding...............    4,448        3,465          2,205              144,368           (4,650)           149,837
Net asset value per share........  $  6.86      $  6.75        $  7.14           $    12.73                          $    12.73
Class B
Net asset value..................  $ 7,480      $15,304        $13,284           $  193,426          $   (32)        $  229,462
Shares outstanding...............    1,090        2,266          1,860               15,197           (2,386)            18,028
Net asset value per share........  $  6.86      $  6.75        $  7.14           $    12.73                          $    12.73
Class
Net asset value..................  $   459      $   378        $   553           $    5,003          $    (1)        $    6,392
Shares outstanding...............       67           56             77                  393              (91)               502
Net asset value per share........  $  6.86      $  6.75        $  7.14           $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $27,603, $32,557, $28,390 and $0 to be borne by the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Michigan Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                            NATIONAL FUND
                             MICHIGAN    MINNESOTA     NATIONAL FUND        PRO FORMA         PRO FORMA
                               FUND        FUND       (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                             --------    ---------    ----------------    --------------    -------------
Class A
Net asset value............  $30,514      $23,399        $1,837,544          $   (41)        $1,891,415
Shares outstanding.........    4,448        3,465           144,368           (3,681)           148,601
Net asset value per
  share....................  $  6.86      $  6.75        $    12.73                          $    12.73
Class B
Net asset value............  $ 7,480      $15,304        $  193,426          $   (20)        $  216,190
Shares outstanding.........    1,090        2,266            15,197           (1,568)            16,985
Net asset value per
  share....................  $  6.86      $  6.75        $    12.73                          $    12.73
Class C
Net asset value............  $   459      $   378        $    5,003          $    (1)        $    5,839
Shares outstanding.........       67           56               393              (57)               459
Net asset value per
  share....................  $  6.86      $  6.75        $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $27,603, $32,557 and $0 to be borne by the Michigan Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Michigan Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                             NATIONAL FUND
                             MICHIGAN   NORTH CAROLINA    NATIONAL FUND       PRO FORMA        PRO FORMA
                               FUND          FUND        (ACQUIRING FUND)   ADJUSTMENTS(1)    COMBINED(2)
                             --------   --------------   ----------------   --------------   -------------
Class A
Net asset value............  $30,514       $15,748          $1,837,544         $   (36)       $1,883,769
Shares outstanding.........    4,448         2,205             144,368          (3,022)          148,000
Net asset value per
  share....................  $  6.86       $  7.14          $    12.73                        $    12.73
Class B
Net asset value............  $ 7,480       $13,284          $  193,426         $   (19)       $  214,171
Shares outstanding.........    1,090         1,860              15,197          (1,321)           16,827
Net asset value per
  share....................  $  6.86       $  7.14          $    12.73                        $    12.73
Class C
Net asset value............  $   459       $   553          $    5,003         $    (1)       $    6,014
Shares outstanding.........       67            77                 393             (65)              472
Net asset value per
  share....................  $  6.86       $  7.14          $    12.73                        $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $27,603, $28,390 and $0 to be borne by the Michigan Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                              NATIONAL FUND
                            MINNESOTA    NORTH CAROLINA    NATIONAL FUND       PRO FORMA        PRO FORMA
                               FUND           FUND        (ACQUIRING FUND)   ADJUSTMENTS(1)    COMBINED(2)
                            ----------   --------------   ----------------   --------------   -------------
Class A
Net asset value...........   $23,399        $15,748          $1,837,544         $   (34)       $1,876,656
Shares outstanding........     3,465          2,205             144,368          (2,598)          147,441
Net asset value per
  share...................   $  6.75        $  7.14          $    12.73                        $    12.73
Class B
Net asset value...........   $15,304        $13,284          $  193,426         $   (26)       $  221,988
Shares outstanding........     2,266          1,860              15,197          (1,883)           17,441
Net asset value per
  share...................   $  6.75        $  7.14          $    12.73                        $    12.73
Class C
Net asset value...........   $   378        $   553          $    5,003         $    (1)       $    5,933
Shares outstanding........        56             77                 393             (60)              466
Net asset value per
  share...................   $  6.75        $  7.14          $    12.73                        $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $32,557, $28,390 and $0 to be borne by the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                    NATIONAL FUND
                                    FLORIDA    MINNESOTA    NORTH CAROLINA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                     FUND        FUND            FUND         (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                    -------    ---------    --------------    ----------------    --------------    -------------
Class A
Net asset value...................  $23,216     $23,399        $15,748           $1,837,544          $   (48)        $1,899,858
Shares outstanding................    3,144       3,465          2,205              144,368           (3,918)           149,264
Net asset value per share.........  $  7.39     $  6.75        $  7.14           $    12.73                          $    12.73
Class B
Net asset value...................  $19,638     $15,304        $13,284           $  193,426          $   (38)        $  241,614
Shares outstanding................    2,659       2,266          1,860               15,197           (3,000)            18,983
Net asset value per share.........  $  7.39     $  6.75        $  7.14           $    12.73                          $    12.73
Class C
Net asset value...................  $   379     $   378        $   553           $    5,003          $    (1)        $    6,312
Shares outstanding................       51          56             77                  393              (82)               496
Net asset value per share.........  $  7.39     $  6.75        $  7.14           $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $26,292, $32,557, $28,390 and $0 to be borne by the Florida Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Michigan Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                    NATIONAL FUND
                                     OREGON     MICHIGAN    NORTH CAROLINA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                      FUND        FUND           FUND         (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                     -------    --------    --------------    ----------------    --------------    -------------
Class A
Net asset value....................  $15,574    $30,514        $15,748           $1,837,544          $   (59)        $1,899,320
Shares outstanding.................    1,298      4,448          2,205              144,368           (3,099)           149,222
Net asset value per share..........  $ 11.99    $  6.86        $  7.14           $    12.73                          $    12.73
Class B
Net asset value....................  $   107    $ 7,480        $13,284           $  193,426          $   (19)        $  214,278
Shares outstanding.................        9      1,090          1,860               15,197           (1,321)            16,835
Net asset value per share..........  $ 11.99    $  6.86        $  7.14           $    12.73                          $    12.73
Class C
Net asset value....................             $   459        $   553           $    5,003          $    (1)        $    6,014
Shares outstanding.................                  67             77                  393              (65)               472
Net asset value per share..........             $  6.86        $  7.14           $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $27,603, $28,390 and $0 to be borne by the Oregon Fund, the Michigan Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                    NATIONAL FUND
                                    OREGON     MINNESOTA    NORTH CAROLINA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                     FUND        FUND            FUND         (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                    -------    ---------    --------------    ----------------    --------------    -------------
Class A
Net asset value...................  $15,574     $23,399        $15,748           $1,837,544          $   (57)        $1,892,207
Shares outstanding................    1,298       3,465          2,205              144,368           (2,674)           148,663
Net asset value per share.........  $ 11.99     $  6.75        $  7.14           $    12.73                          $    12.73
Class B
Net asset value...................  $   107     $15,304        $13,284           $  193,426          $   (26)        $  222,095
Shares outstanding................        9       2,266          1,860               15,197           (1,883)            17,449
Net asset value per share.........  $ 11.99     $  6.75        $  7.14           $    12.73                          $    12.73
Class C
Net asset value...................              $   378        $   553           $    5,003          $    (1)        $    5,933
Shares outstanding................                   56             77                  393              (60)               466
Net asset value per share.........              $  6.75        $  7.14           $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $32,557, $28,390 and $0 to be borne by the Oregon Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                  NATIONAL FUND
                                         OREGON     FLORIDA    MINNESOTA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                          FUND       FUND        FUND       (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                         -------    -------    ---------    ----------------    --------------    -------------
Class A
Net asset value........................  $15,574    $23,216     $23,399        $1,837,544          $   (56)        $1,899,676
Shares outstanding.....................    1,298      3,144       3,465           144,368           (3,026)           149,250
Net asset value per share..............  $ 11.99    $  7.39     $  6.75        $    12.73                          $    12.73
Class B
Net asset value........................  $   107    $19,638     $15,304        $  193,426          $   (26)        $  228,449
Shares outstanding.....................        9      2,659       2,266            15,197           (2,183)            17,948
Net asset value per share..............  $ 11.99    $  7.39     $  6.75        $    12.73                          $    12.73
Class C
Net asset value........................             $   379     $   378        $    5,003          $    (1)        $    5,759
Shares outstanding.....................                  51          56               393              (48)               452
Net asset value per share..............             $  7.39     $  6.75        $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $26,292, $32,557 and $0 to be borne by the Oregon Fund, the Florida Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                    NATIONAL FUND
                                      OREGON     FLORIDA    NORTH CAROLINA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                       FUND       FUND           FUND         (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                      -------    -------    --------------    ----------------    --------------    -------------
Class A
Net asset value.....................  $15,574    $23,216       $15,748           $1,837,544          $   (51)        $1,892,030
Shares outstanding..................    1,298      3,144         2,205              144,368           (2,367)           148,649
Net asset value per share...........  $ 11.99    $  7.39       $  7.14           $    12.73                          $    12.73
Class B
Net asset value.....................  $   107    $19,638       $13,284           $  193,426          $   (25)        $  226,430
Shares outstanding..................        9      2,659         1,860               15,197           (1,935)            17,790
Net asset value per share...........  $ 11.99    $  7.39       $  7.14           $    12.73                          $    12.73
Class C
Net asset value.....................             $   379       $   553           $    5,003          $    (1)        $    5,934
Shares outstanding..................                  51            77                  393              (56)               466
Net asset value per share...........             $  7.39       $  7.14           $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $26,292, $28,390 and $0 to be borne by the Oregon Fund, the Florida Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Michigan Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                   NATIONAL FUND
                                         OREGON     MICHIGAN    MINNESOTA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                          FUND        FUND        FUND       (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                         -------    --------    ---------    ----------------    --------------    -------------
Class A
Net asset value........................  $15,574    $30,514      $23,399        $1,837,544          $   (64)        $1,906,966
Shares outstanding.....................    1,298      4,448        3,465           144,368           (3,758)           149,823
Net asset value per share..............  $ 11.99    $  6.86      $  6.75        $    12.73                          $    12.73
Class B
Net asset value........................  $   107    $ 7,480      $15,304        $  193,426          $   (20)        $  216,297
Shares outstanding.....................        9      1,090        2,266            15,197           (1,569)            16,994
Net asset value per share..............  $ 11.99    $  6.86      $  6.75        $    12.73                          $    12.73
Class C
Net asset value........................             $   459      $   378        $    5,003          $    (1)        $    5,839
Shares outstanding.....................                  67           56               393              (57)               459
Net asset value per share..............             $  6.86      $  6.75        $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $27,603, $32,557 and $0 to be borne by the Oregon Fund, the Michigan Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                            OREGON     MICHIGAN    MINNESOTA    NORTH CAROLINA     NATIONAL FUND        PRO FORMA
                             FUND        FUND        FUND            FUND         (ACQUIRING FUND)    ADJUSTMENTS(1)
                            -------    --------    ---------    --------------    ----------------    --------------
Class A
Net asset value...........  $15,574    $30,514      $23,399        $15,748           $1,837,544          $   (78)
Shares outstanding........    1,298      4,448        3,465          2,205              144,368           (4,727)
Net asset value per
  share...................  $ 11.99    $  6.86      $  6.75        $  7.14           $    12.73
Class B
Net asset value...........  $   107    $ 7,480      $15,304        $13,284           $  193,426          $   (32)
Shares outstanding........        9      1,090        2,266          1,860               15,197           (2,386)
Net asset value per
  share...................  $ 11.99    $  6.86      $  6.75        $  7.14           $    12.73
Class C
Net asset value...........             $   459      $   378        $   553           $    5,003          $    (1)
Shares outstanding........                  67           56             77                  393              (91)
Net asset value per
  share...................             $  6.86      $  6.75        $  7.14           $    12.73

                            NATIONAL FUND
                              PRO FORMA
                             COMBINED(2)
                            -------------
Class A
Net asset value...........   $1,922,700
Shares outstanding........      151,059
Net asset value per
  share...................   $    12.73
Class B
Net asset value...........   $  229,569
Shares outstanding........       18,036
Net asset value per
  share...................   $    12.73
Class C
Net asset value...........   $    6,392
Shares outstanding........          502
Net asset value per
  share...................   $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $27,603, $32,557, $28,390 and $0 to
    be borne by the Oregon Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                       NATIONAL FUND
                            OREGON     FLORIDA    MINNESOTA    NORTH CAROLINA     NATIONAL FUND        PRO FORMA         PRO FORMA
                             FUND       FUND        FUND            FUND         (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                            -------    -------    ---------    --------------    ----------------    --------------    -------------
Class A
Net asset value...........  $15,574    $23,216     $23,399        $15,748           $1,837,544          $   (70)        $1,915,410
Shares outstanding........    1,298      3,144       3,465          2,205              144,368           (3,995)           150,486
Net asset value per
  share...................  $ 11.99    $  7.39     $  6.75        $  7.14           $    12.73                          $    12.73
Class B
Net asset value...........  $   107    $19,638     $15,304        $13,284           $  193,426          $   (38)        $  241,721
Shares outstanding........        9      2,659       2,266          1,860               15,197           (3,000)            18,991
Net asset value per
  share...................  $ 11.99    $  7.39     $  6.75        $  7.14           $    12.73                          $    12.73
Class C
Net asset value...........             $   379     $   378        $   553           $    5,003          $    (1)        $    6,312
Shares outstanding........                  51          56             77                  393              (82)               496
Net asset value per
  share...................             $  7.39     $  6.75        $  7.14           $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $26,292, $32,557, $28,390 and $0 to
    be borne by the Oregon Fund, the Florida Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Michigan Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                      NATIONAL FUND
                            OREGON     FLORIDA    MICHIGAN    NORTH CAROLINA     NATIONAL FUND        PRO FORMA         PRO FORMA
                             FUND       FUND        FUND           FUND         (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                            -------    -------    --------    --------------    ----------------    --------------    -------------
Class A
Net asset value...........  $15,574    $23,216    $30,514        $15,748           $1,837,544          $   (73)        $1,922,522
Shares outstanding........    1,298      3,144      4,448          2,205              144,368           (4,419)           151,045
Net asset value per
  share...................  $ 11.99    $  7.39    $  6.86        $  7.14           $    12.73                          $    12.73
Class B
Net asset value...........  $   107    $19,638    $ 7,480        $13,284           $  193,426          $   (31)        $  233,904
Shares outstanding........        9      2,659      1,090          1,860               15,197           (2,439)            18,377
Net asset value per
  share...................  $ 11.99    $  7.39    $  6.86        $  7.14           $    12.73                          $    12.73
Class C
Net asset value...........             $   379    $   459        $   553           $    5,003          $    (1)        $    6,393
Shares outstanding........                  51         67             77                  393              (86)               502
Net asset value per
  share...................             $  7.39    $  6.86        $  7.14           $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810, $26,292, $27,603, $28,390 and $0 to
    be borne by the Oregon Fund, the Florida Fund, the Michigan Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Oregon Fund by the National Fund at net asset value as of that date:

                                                                                         NATIONAL FUND
                                        OREGON      NATIONAL FUND        PRO FORMA         PRO FORMA
                                         FUND      (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                        -------    ----------------    --------------    -------------
Class A
Net asset value.......................  $15,574       $1,837,544            $(23)         $1,853,094
Shares outstanding....................    1,298          144,368             (77)            145,590
Net asset value per share.............  $ 11.99       $    12.73                          $    12.73
Class B
Net asset value.......................  $   107       $  193,426                          $  193,533
Shares outstanding....................        9           15,197              (1)             15,205
Net asset value per share.............  $ 11.99       $    12.73                          $    12.73
Class C
Net asset value.......................                $    5,003                          $    5,003
Shares outstanding....................                       393                                 393
Net asset value per share.............                $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $22,810 and $0 to be borne by the Oregon Fund and the National Fund, respectively.

(2) Assumes the Acquisition was consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of the Oregon Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Florida Fund by the National Fund at net asset value as of that date:

                                                                                         NATIONAL FUND
                                        FLORIDA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                         FUND      (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                        -------    ----------------    --------------    -------------
Class A
Net asset value.......................  $23,216       $1,837,544          $   (14)        $1,860,746
Shares outstanding....................    3,144          144,368           (1,321)           146,191
Net asset value per share.............  $  7.39       $    12.73                          $    12.73
Class B
Net asset value.......................  $19,638       $  193,426          $   (12)        $  213,052
Shares outstanding....................    2,659           15,197           (1,117)            16,739
Net asset value per share.............  $  7.39       $    12.73                          $    12.73
Class C
Net asset value.......................  $   379       $    5,003                          $    5,382
Shares outstanding....................       51              393              (22)               423
Net asset value per share.............  $  7.39       $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $26,292 and $0 to be borne by the Florida Fund and the National Fund, respectively.

(2) Assumes the Acquisition was consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of the Florida Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Michigan Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Michigan Fund by the National Fund at net asset value as of that date:

                                                                                          NATIONAL FUND
                                        MICHIGAN     NATIONAL FUND        PRO FORMA         PRO FORMA
                                          FUND      (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                        --------    ----------------    --------------    -------------
Class A
Net asset value.....................    $30,514        $1,837,544          $   (21)        $1,868,036
Shares outstanding..................      4,448           144,368           (2,053)           146,764
Net asset value per share...........    $  6.86        $    12.73                          $    12.73
Class B
Net asset value.....................    $ 7,480        $  193,426          $    (6)        $  200,900
Shares outstanding..................      1,090            15,197             (503)            15,784
Net asset value per share...........    $  6.86        $    12.73                          $    12.73
Class C
Net asset value.....................    $   459        $    5,003                          $    5,462
Shares outstanding..................         67               393              (31)               429
Net asset value per share...........    $  6.86        $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $27,603 and $0 to be borne by the Michigan Fund and the National Fund, respectively.

(2) Assumes the Acquisition was consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of the Michigan Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Minnesota Fund by the National Fund at net asset value as of that date:

                                                                                          NATIONAL FUND
                                       MINNESOTA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                         FUND       (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                       ---------    ----------------    --------------    -------------
Class A
Net asset value......................   $23,399        $1,837,544          $   (19)        $1,860,923
Shares outstanding...................     3,465           144,368           (1,628)           146,205
Net asset value per share............   $  6.75        $    12.73                          $    12.73
Class B
Net asset value......................   $15,304        $  193,426          $   (13)        $  208,717
Shares outstanding...................     2,266            15,197           (1,065)            16,398
Net asset value per share............   $  6.75        $    12.73                          $    12.73
Class C
Net asset value......................   $   378        $    5,003                          $    5,381
Shares outstanding...................        56               393              (26)               423
Net asset value per share............   $  6.75        $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $32,557 and $0 to be borne by the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisition was consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of the Minnesota Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                 CAPITALIZATION
                                 (In Thousands)

     The following table shows on an unaudited basis the capitalization of the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the North Carolina Fund by the National Fund at net asset value as of that date:

                                                                                            NATIONAL FUND
                                    NORTH CAROLINA     NATIONAL FUND        PRO FORMA         PRO FORMA
                                         FUND         (ACQUIRING FUND)    ADJUSTMENTS(1)     COMBINED(2)
                                    --------------    ----------------    --------------    -------------
Class A
Net asset value...................     $15,748           $1,837,544           $ (15)         $1,853,276
Shares outstanding................       2,205              144,368            (969)            145,604
Net asset value per share.........     $  7.14           $    12.73                          $    12.73
Class B
Net asset value...................     $13,284           $  193,426           $ (13)         $  206,697
Shares outstanding................       1,860               15,197            (818)             16,239
Net asset value per share.........     $  7.14           $    12.73                          $    12.73
Class C
Net asset value...................     $   553           $    5,003           $  (1)         $    5,555
Shares outstanding................          77                  393             (34)                436
Net asset value per share.........     $  7.14           $    12.73                          $    12.73

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $28,390 and $0 to be borne by the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisition was consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of the North Carolina Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                                                      APPENDIX D

      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AS OF NOVEMBER 30, 1999

                            LIBERTY TAX-EXEMPT FUND

HIGHLIGHTS

- RISING RATES MADE FOR A CHALLENGING YEAR IN THE BOND MARKET
  During the 12-month period, short-, mid- and long-term interest rates rose dramatically. These increases significantly affected bond performance in every sector because bond prices move in the opposite direction of yields. Municipal bonds were no exception, although their declines were mitigated somewhat by a reduction in supply.

- MUNICIPALS OUTPERFORMED TREASURY BONDS DURING THE PERIOD
  Municipal bonds were slightly undervalued at the start of the period, and they gained value, relative to Treasury bonds, during the year. The yield on the 30-year AAA-rated general obligation (GO) bond -- a benchmark of municipal bond market performance -- rose from 4.82% on November 30, 1998 to 5.73% on November 30, 1999.

- INDEX PERFORMANCE REFLECTED THE DIFFICULT MARKET ENVIRONMENT
  The declines in the Fund and the Lehman Brothers Municipal Bond Index reflect the difficult conditions in the bond market during the past year.

                       12-MONTH CUMULATIVE TOTAL RETURNS
                        FOR THE PERIOD ENDED 11/30/1999

                                                             WITHOUT     WITH
                                                              SALES     SALES
                                                             CHARGE     CHARGE
                                                             -------    ------
Class A....................................................   (3.87)%   (8.43)%
Class B....................................................   (4.59)%   (9.08)%
Class C (1)................................................   (4.45)%   (5.34)%

PORTFOLIO MANAGERS' REPORT

  Fund performance affected by high-yield holdings

     During the 12-month period, the Fund had a total return of negative 3.87%, based on Class A shares without a sales charge. This placed the Fund in the third quartile of its Lipper peer group -- the Lipper General Municipal Debt Funds category -- which had an average total return of negative 3.51% for the same period.(2) The Fund underperformed its peer group average primarily because it had a larger-than-average percentage of higher yielding non-rated bonds. These did not perform well when credit spreads -- the difference in yield between higher- and lower-yielding bonds -- widened during the year. When credit spreads widen, the yields on high-yield bonds go up more, causing high-yield bonds to underperform the market. However, we believe that these are solid credits, and if interest rates stabilize in the coming year -- as we believe they will -- credit spreads should again narrow and the extra yield from our non-rated holdings have the potential to benefit the Fund. Moreover, we are encouraged by the three-and five-year performance of the Fund, in which it ranked in the second quartile of its Lipper peer group.(2)

---------------

(1) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

(2) Lipper, Inc., a widely respected data provider for the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The average total return calculated for funds in the Lipper General Municipal Debt Funds category was negative 3.51% for the 12 months ended November 30, 1999. The Fund's Class A shares ranked in the third quartile for one year (ranked 166 out of 264 funds), in the second quartile for three years (ranked 66 out of 218 funds), in the second quartile for five years (ranked 59 out of 171 funds), and in the third quartile for 10 years (ranked 54 out of 78 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

    Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

  Municipal supply lower than usual

     The supply of municipal bonds was down nearly 20% from January through November from the same period in 1998, which helped stem the decline in municipal bond prices generally. A reduction in supply is also typical in a rising interest rate environment because it is more expensive for a municipality to issue bonds at higher interest rates and because refinancings decline.

  Increase of high-yield holdings reflects long-term strategy

     During the period, there was an increase in "credit spreads" in the bond market. This occurs when there is an increase in the yield of higher-yielding, lower-quality bonds, as compared to the yield of lower-yielding, higher-quality bonds. When this happens, as it did in 1999, higher-yielding bonds can offer very good values and deliver competitive tax-exempt yields. As part of our ongoing effort to seek above-average income for shareholders, we took advantage of these values and increased our holdings of higher-yielding bonds. For example, the health care and continuing care industries have been hard hit by federal cutbacks of Medicare. We invested in select high-yield, non-rated health care bonds that were attractively priced. We also found some non-rated industrial revenue, or corporate-backed bonds that had attractive yields.

  Looking for interest rate stability in 2000

     Despite the continued expansion of the U.S. economy -- the duration of which is nearing an all-time record -- and the tight labor market that has existed for the past few years, inflation has been kept at bay because of significant increases in productivity driven by technological advances. We believe that this productivity rise, along with the Fed's rate increases (which have a slowing effect on economic growth), can have a positive impact on bonds over the long term by keeping inflation under control.

     Our longer-term outlook is for the U.S. economy to slow down somewhat and for interest rates to stabilize. We believe that the increases in both short-term and long-term interest rates in the past year will begin to have an effect on businesses as we go into next year. Productivity is still increasing, and many companies do not have the ability to raise prices because of competition from overseas. The efficiencies that companies and consumers have derived from the Internet and technology continue to have a major impact on productivity.

     In the near-term, the economy looks as though it will remain fairly strong. Whatever the economy does, however, we will continue to work on structuring the portfolio in such a way as to seek solid returns in any environment, while leaving some room to make adjustments as conditions change.

/s/  WILLIAM LORING
/s/  BRIAN HARTFORD

WILLIAM LORING and BRIAN HARTFORD are portfolio co-managers of Colonial Tax-Exempt Fund and are senior vice presidents of Colonial.

The Fund involves certain risks such as credit risks associated with lower-rated bonds and changes in interest rates. High-yield municipal bond investing carries increased credit risks.

PERFORMANCE INFORMATION

 NATIONAL FUND INVESTMENT PERFORMANCE VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX

   PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 11/30/89 - 11/30/99

[LINE CHART]

                                                                                                        LEHMAN BROTHERS MUNICIPAL
                                                 FUND WITH SALES CHARGE     FUND WITHOUT SALES CHARGE             INDEX
                                                 ----------------------     -------------------------   -------------------------
1989                                                     9525.00                    10000.00                    10000.00
1990                                                    10187.00                    10695.00                    10770.00
1991                                                    11220.00                    11779.00                    11875.00
1992                                                    12260.00                    12871.00                    13066.00
1993                                                    13462.00                    14133.00                    14515.00
1994                                                    12506.00                    13129.00                    13753.00
1995                                                    14927.00                    15671.00                    16352.00
1996                                                    15596.00                    16373.00                    17314.00
1997                                                    16712.00                    17546.00                    18555.00
1998                                                    18086.00                    18988.00                    19995.00
1999                                                    17386.00                    18253.00                    19781.00

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

          CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES
                         FROM 11/30/1989 TO 11/30/1999

                                                           WITHOUT     WITH
                                                            SALES      SALES
                                                           CHARGE     CHARGE
                                                           -------    -------
Class A..................................................  $18,253    $17,386
Class B..................................................  $17,252    $17,252
Class C..................................................  $17,996    $17,996

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/99

SHARE CLASS                                     A                    B                    C
INCEPTION DATE                               10/1/84              5/5/92               8/1/97
--------------                          -----------------    -----------------    -----------------
                                        WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH
                                         SALES     SALES      SALES     SALES      SALES     SALES
                                        CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE
                                        -------    ------    -------    ------    -------    ------
1 year................................   (3.87)%   (8.43)%    (4.59)%   (9.08)%    (4.45)%   (5.34)%
5 years...............................    6.81      5.77       6.01      5.69       6.51      6.51
10 years..............................    6.20      5.69       5.60      5.60       6.05      6.05

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/99

SHARE CLASS                                     A                    B                    C
-----------                             -----------------    -----------------    -----------------
                                        WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH
                                         SALES     SALES      SALES     SALES      SALES     SALES
                                        CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE
                                        -------    ------    -------    ------    -------    ------
1 year................................   (2.95)%   (7.56)%    (3.67)%   (8.21)%    (3.53)%   (4.44)%
5 years...............................    6.08      5.05       5.29      4.96       5.80      5.80
10 years..............................    6.50      5.98       5.91      5.91       6.36      6.36

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "With sales charge" returns include the maximum 4.75% charge for Class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

                        NET ASSET VALUE AS OF 11/30/1999

Class A.............................................  $12.67
Class B.............................................  $12.67
Class C.............................................  $12.67

         DISTRIBUTIONS DECLARED PER SHARE FROM 12/1/1998 TO 11/30/1999

Class A.............................................  $0.923
Class B.............................................  $0.822
Class C.............................................  $0.842

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

                            SEC YIELDS ON 11/30/1999

Class A...............................................  4.78%
Class B...............................................  4.26%
Class C...............................................  4.41%

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period. If the Advisor or its affiliates had not waived certain expenses, the SEC yield would have been 4.26% for Class C shares.

                  TAXABLE-EQUIVALENT SEC YIELDS ON 11/30/1999

Class A...............................................  7.91%
Class B...............................................  7.05%
Class C...............................................  7.30%

Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

                        QUALITY BREAKDOWN AS OF 11/30/99

AAA...................................................  55.5%
AA....................................................  10.9%
A.....................................................   7.6%
BBB...................................................   6.8%
BB....................................................   1.0%
CC....................................................   0.1%
Non-rated.............................................  17.3%
Cash equivalents......................................   0.8%

                       MATURITY BREAKDOWN AS OF 11/30/99

0-1 year..............................................   0.3%
1-3 years.............................................   1.8%
3-5 years.............................................   3.7%
5-7 years.............................................   1.9%
7-10 years............................................   3.0%
10-15 years...........................................  21.1%
15-20 years...........................................  23.2%
20-25 years...........................................  25.2%
25+ years.............................................  19.0%
Cash equivalents......................................   0.8%

Quality and maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and maturity breakdowns in the future.

                             LIBERTY FUNDS TRUST IV

                             LIBERTY TAX-EXEMPT FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 17, 2000

     This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Liberty Florida Tax-Exempt Fund (the "Florida Fund"), the Liberty Michigan Tax-Exempt Fund (the "Michigan Fund"), the Liberty Minnesota Tax-Exempt Fund (the "Minnesota Fund"), the Liberty North Carolina Tax-Exempt Fund (the "North Carolina Fund"), all a series of Liberty Funds Trust V, and the Liberty Oregon Tax-Free Fund (the "Oregon Fund"), a series of Liberty Funds Trust III (together, the "Acquired Funds"), by the Liberty Tax-Exempt Fund (the "Acquiring Fund"), a series of Liberty Funds Trust IV.

     This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 17, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Funds in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of each of the Acquired Funds. Each of the Acquired Funds would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Funds.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111-2621, or by calling 1-800-426-3750.

                              Table of Contents

I.    Additional Information about the Acquiring Fund................2

II.   Additional Information about the Acquired Funds................2

III.  Financial Statements...........................................2

I.    Additional Information about the Acquiring Fund.

     Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A (filed on March 17, 2000) of Liberty Funds Trust IV (Registration Statement Nos. 2-62492 and 811-2865).

II.   Additional Information about the Acquired Funds.

     With respect to the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (filed on May 30, 2000) of Liberty Funds Trust V (Registration Statement Nos. 33-12109 and 811-5030).

     With respect to the Oregon Fund, incorporated by reference to Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (filed on February 28, 2000) (Registration Nos. 2-15184 and 811-881).

III.  Financial Statements.

     This SAI is accompanied by (i) the Semi-Annual Report for the six months ended May 31, 2000 and the Annual Report for the year ended November 30, 1999 of the Acquiring Fund; (ii) the Semi-Annual Report for the six-months ended July 31, 2000 and the Annual Reports for the year ended January 31, 2000 of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund; and (iii) the Semi-Annual Report for the six months ended April 30, 2000 and the Annual Report for the year ended October 31, 1999 of the Oregon Fund, all of which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

[Liberty Logo]  LIBERTY
LIBERTY FUNDS SERVICES, INC.


LIBERTY NORTH CAROLINA TAX-EXEMPT FUND


     THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING
     ITEMS:

     1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty North Carolina Tax-Exempt Fund by Liberty Tax-Exempt Fund (Item 4 of the Notice).

     For                      Against                       Abstain

     [ ]                        [ ]                           [ ]

     2. To elect eleven Trustees (Item 6 of the Notice).

          (01) Douglas A. Hacker
          (02) Janet Langford Kelly
          (03) Richard W. Lowry
          (04) Salvatore Macera
          (05) William E. Mayer
          (06) Charles R. Nelson
          (07) John J. Neuhauser
          (08) Joseph R. Palombo
          (09) Thomas E. Stitzel
          (10) Thomas C. Theobald
          (11) Anne-Lee Verville

     For
     All                                                     For All
     Nominees                 Withheld                       Except

     [ ]                        [ ]                           [ ]

     Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

     MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE AT LEFT [__]

     PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                  Date
                      --------------------------



---------------------              ------------------
Shareholder sign here              Co-owner sign here


Detach Card

[Liberty Logo]  LIBERTY
LIBERTY FUNDS SERVICES, INC.

LIBERTY MINNESOTA TAX-EXEMPT FUND


     THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING
     ITEMS:

     1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty Minnesota Tax-Exempt Fund by Liberty Tax-Exempt Fund (Item 4 of the Notice).

     For                      Against                       Abstain

     [ ]                        [ ]                           [ ]

     2. To elect eleven Trustees (Item 6 of the Notice).

          (01) Douglas A. Hacker
          (02) Janet Langford Kelly
          (03) Richard W. Lowry
          (04) Salvatore Macera
          (05) William E. Mayer
          (06) Charles R. Nelson
          (07) John J. Neuhauser
          (08) Joseph R. Palombo
          (09) Thomas E. Stitzel
          (10) Thomas C. Theobald
          (11) Anne-Lee Verville

     For
     All                                                     For All
     Nominees                 Withheld                       Except

     [ ]                        [ ]                           [ ]

     Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

     MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE AT LEFT [__]

     PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                  Date
                      --------------------------



---------------------              ------------------
Shareholder sign here              Co-owner sign here


Detach Card

[Liberty Logo]  LIBERTY
LIBERTY FUNDS SERVICES, INC.


LIBERTY MICHIGAN TAX-EXEMPT FUND

     THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING
     ITEMS:

     1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty Michigan Tax-Exempt Fund by Liberty Tax-Exempt Fund (Item 4 of the Notice).

     For                      Against                       Abstain

     [ ]                        [ ]                           [ ]

     2. To elect eleven Trustees (Item 6 of the Notice).

          (01) Douglas A. Hacker
          (02) Janet Langford Kelly
          (03) Richard W. Lowry
          (04) Salvatore Macera
          (05) William E. Mayer
          (06) Charles R. Nelson
          (07) John J. Neuhauser
          (08) Joseph R. Palombo
          (09) Thomas E. Stitzel
          (10) Thomas C. Theobald
          (11) Anne-Lee Verville

     For
     All                                                     For All
     Nominees                 Withheld                       Except

     [ ]                        [ ]                           [ ]

     Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

     MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE AT LEFT [__]

     PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                  Date
                      --------------------------



---------------------              ------------------
Shareholder sign here              Co-owner sign here


Detach Card

[Liberty Logo]  LIBERTY
LIBERTY FUNDS SERVICES, INC.

LIBERTY FLORIDA TAX-EXEMPT FUND

     THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING
     ITEMS:

     1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty Florida Tax-Exempt Fund by Liberty Tax-Exempt Fund (Item 4 of the Notice).

     For                      Against                       Abstain

     [ ]                        [ ]                           [ ]

     2. To elect eleven Trustees (Item 6 of the Notice).

          (01) Douglas A. Hacker
          (02) Janet Langford Kelly
          (03) Richard W. Lowry
          (04) Salvatore Macera
          (05) William E. Mayer
          (06) Charles R. Nelson
          (07) John J. Neuhauser
          (08) Joseph R. Palombo
          (09) Thomas E. Stitzel
          (10 Thomas C. Theobald
          (11) Anne-Lee Verville

     For
     All                                                     For All
     Nominees                 Withheld                       Except

     [ ]                        [ ]                           [ ]

     Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

     MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE AT LEFT [__]

     PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                  Date
                      --------------------------



---------------------              ------------------
Shareholder sign here              Co-owner sign here


Detach Card

[Liberty Logo]  LIBERTY
LIBERTY FUNDS SERVICES, INC.



LIBERTY OREGON TAX-FREE FUND


     THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING
     ITEMS:

     1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty Oregon Tax-Free Fund by Liberty Tax-Exempt Fund (Item 4 of the Notice).

     For                      Against                       Abstain

     [ ]                        [ ]                           [ ]

     2. To elect eleven Trustees (Item 6 of the Notice).

          (01) Douglas A. Hacker
          (02) Janet Langford Kelly
          (03) Richard W. Lowry
          (04) Salvatore Macera
          (05) William E. Mayer
          (06) Charles R. Nelson
          (07) John J. Neuhauser
          (08) Joseph R. Palombo
          (09) Thomas E. Stitzel
          (10) Thomas C. Theobald
          (11) Anne-Lee Verville

     For
     All                                                     For All
     Nominees                 Withheld                       Except

     [ ]                        [ ]                           [ ]

     Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

     MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE AT LEFT [__]

     PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                  Date
                      --------------------------



---------------------              ------------------
Shareholder sign here              Co-owner sign here


Detach Card

                              PLEASE VOTE PROMPTLY
                        *********************************

Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in the enclosed envelope today.

You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy card in order for your votes to be counted.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The signers of this proxy hereby appoint William J. Ballou, Suzan M. Barron, Stephen E. Gibson, Russell L. Kane, Pamela A. McGrath, and Vincent P. Pietropaolo each of them proxies of the signers, with power of substitution to vote at the Special Meeting of Shareholders to be held at Boston, Massachusetts, on Wednesday, December 27, 2000, and at any adjournments, as specified herein, and in accordance with their best judgement, on any other business that may properly come before this meeting.

AFTER CAREFUL REVIEW, THE BOARD OF TRUSTEES UNANIMOUSLY HAS RECOMMENDED A VOTE "FOR" ALL MATTERS.

Two Convenient Ways to Vote Your Proxy

     The enclosed proxy statement provides details on important issues affecting your Liberty Funds. The Board of Trustees recommends that you vote for all proposals.
We are offering two additional ways to vote: by telephone or fax.
These methods may be faster and more convenient than the traditional method of mailing back your proxy card.
If you are voting by telephone or fax, you SHOULD NOT mail your proxy card.

     Vote by Telephone:
     *    Read the proxy statement and have your proxy card available.
     * When you are ready to vote, call toll free 1-877-518-9416 between 9:00 a.m. and 11:00 p.m. EST.
     * Follow the instructions provided to cast your vote. A representative will be available to answer questions.
     Vote by Fax:
     *    Read the proxy statement.
     *    Complete the enclosed proxy card.
     *    Fax your proxy card to 1-800-733-1885.

YOUR PROXY VOTE IS IMPORTANT!

SHM-43/623D-1000 (11/00) 00/2027